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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21978

                          Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31


Date of reporting period:  November 1, 2009 through October 31, 2010


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


Pioneer Floating
Rate Fund
--------------------------------------------------------------------------------
Annual Report | October 31, 2010
--------------------------------------------------------------------------------


Ticker Symbols:

Class A FLARX

Class C FLCRX

Class Y FLYRX



[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents


Letter to Shareowners                                                          2

Portfolio Management Discussion                                                4

Portfolio Summary                                                              8

Prices and Distributions                                                       9

Performance Update                                                            10

Comparing Ongoing Fund Expenses                                               13

Schedule of Investments                                                       15

Financial Statements                                                          36

Notes to Financial Statements                                                 43

Report of Independent Registered Public Accounting Firm                       51

Trustees, Officers and Service Providers                                      53


                      Pioneer Floating Rate Fund | Annual Report | 10/31/10    1

President's Letter

Dear Shareowner,

Through the first nine months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first nine months of 2010. While the equity markets barely budged, equities at the end of September 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Floating Rate Fund | Annual Report | 10/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/10    3

Portfolio Management Discussion | 10/31/10

Investments in floating-rate bank loans generated healthy returns over the 12 months ended October 31, 2010. The positive results came despite some setbacks for the asset class in the spring and early summer of 2010, precipitated by new fears about the sustainability of the economic recovery and about the potential contagious effects of sovereign credit problems in Europe. In the following interview, Jonathan Sharkey discusses the factors that affected the performance of Pioneer Floating Rate Fund during the 12 months ended October 31, 2010. Mr. Sharkey, vice president, is a member of Pioneer's fixed-income team and is responsible for the day-to-day management of the Fund.

Q  How did the Fund perform during the 12 months ended October 31, 2010?

A Over the 12 months ended October 31, 2010, Pioneer Floating Rate Fund Class A shares returned 9.44% at net asset value, while the Fund's benchmark, the Barclays Capital High Yield Loans Performing Index, returned 10.77%. Over the same period, the average return of the 94 mutual funds in Lipper's Loan Participation Funds category was 10.54%. On October 31, 2010, the 30-day
   SEC yield on the Fund's Class A shares was 3.53%

Q What was the investment environment like for investing in floating-rate bank loans during the 12-month period ended October 31, 2010?

A Floating-rate bank loans generally performed well over the 12 months ended October 31, 2010. At the start of the period, the investment environment was particularly favorable, as investors sought out higher-yielding investments that were positioned to generate healthy returns amid expectations of a steadily improving economy. The environment became somewhat choppier in the spring of 2010, as fears arose that the economic recovery might weaken and that the domestic economy could be affected by the severe debt problems appearing in Greece and several other European nations. The environment turned more favorable, however, in anticipation of the Federal Reserve Board's (the Fed's) announced plans for a second round of quantitative easing (QEII), as investors became more confident about taking on more credit risk in return for the higher yields offered by floating-rate loans. In that environment, many corporations refinanced their debt and the supply of new floating-rate loans in the investment market increased. At the same time, individual investors poured new money into mutual funds. They were joined by non-traditional investors, including high-yield bond funds and hedge funds, that saw opportunities in floating-rate loans, which have the potential to increase dividends to a fund's shareholders when interest rates eventually start to rise. The rising demand for


4    Pioneer Floating Rate Fund | Annual Report | 10/31/10
   floating-rate loans late in the 12-month period led to improving prices, even with a heavy inflow of new loans that added to the available supply.

Q How did you position the Fund's portfolio during the 12 months ended October 31, 2010?

A We emphasized investments in higher-quality loans for the Fund. While that quality bias tended to be an advantage for the Fund when the market retreated in the spring and early summer of 2010, it proved to be somewhat of a handicap when investors became more willing to take on credit risk, both in the rally at the start of the Fund's fiscal year and the risk rally which started with the Fed's QEII announcement near the end of the 12-month period ended October 31, 2010.

   As new issues of bank loans entered the market, we focused the Fund's assets on the higher-quality opportunities, many of which were selling at new-issue discount prices. The higher-quality investments characteristically also had better covenant protection, to protect investors against the risks of a downturn in the issuing company's business. (In lending terms, a covenant is a promise/metric that certain activities will or will not be carried out, thus giving the lender more oversight and control.)

   We invested the Fund in companies across the industry spectrum, although we have since reduced the Fund's relative weighting in consumer- and transportation-related loans, while increasing exposure to loans to health care and basic materials companies.

   For the 12 months ended October 31, 2010, the focus on higher-quality loans detracted from the Fund's overall benchmark-relative results, though the Fund did outperform during periods of market weakness in February (China) and May (Greece).

Q What investments most influenced the Fund's performance during the 12 months ended October 31, 2010?

A Several investments performed particularly well for the Fund, including a large position in loans to Ineos, a specialty chemical company that benefited from the improving economy. Other positions that fared very well included: loans to Hudson Products, a manufacturer of heat-exchange equipment used by energy and chemical companies; Allison Transmission, a producer of transmission systems for a variety of automotive and industrial applications; and power company Calpine.

   While there were no investments that had a severe negative affect on the Fund's performance results, several did underperform during the 12-month period, including loans to: Allied Security Holdings, which provides contract security services to institutions; Lenders Processing, which provides


                      Pioneer Floating Rate Fund | Annual Report | 10/31/10    5
   processing services to mortgage providers; and Language Line, a company specializing in language interpretation and document translation services.

   And, as noted previously, our higher-quality focus for the Fund's investments was an overall detractor from benchmark-relative performance during the full 12-month period.

   Although one loan in the Fund's portfolio did default during the 12-month period (a loan to casino operator New World Gaming), the Fund eventually recovered 100% of both the principal and interest that was due from the investment.

Q  What is your investment outlook?

A We anticipate that the economy will continue to expand and believe that investors in floating-rate bank loans should do well, as bank loans are attractively priced relative to other asset classes. Loans also have the advantage of their floating rates, for when interest rates eventually start rising, the yields produced by floating-rate bank loans also should rise. That may help to offset the interest-rate risk typically incurred with other income-producing investments.

   At the end of the 12-month period, we began to see the new-issue market start to open up, and we would expect greater new-issue activity in 2011, as companies may look to refinance future maturities and finance acquisitions in a potentially strengthening economy.

   Some better-quality loans still are selling at discounts in the market and we believe those loans should do well in a slow-growth investment environment. At the same time, the overall credit quality in the loan market is high and the default rate has declined. We plan to continue to look carefully at investment opportunities for the Fund as higher-quality, new loans come into the market, often at discounted prices. We intend to continue to avoid lower-quality, higher-risk loans.


Please refer to the Schedule of Investments on pages 15-35 for a full listing of Fund securities.

Investments in high yield or lower-rated securities are subject to greater-than-average risk. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise. The floating rate feature of the Fund's Senior Floating Rate Loans means that these investments will not experience capital appreciation in a declining interest rate environment. Investments in the Fund are subject to possible loss due to the financial failure


6    Pioneer Floating Rate Fund | Annual Report | 10/31/10
of issuers of underlying securities and their inability to meet their debt obligations. Prepayment risk is the chance that mortgage-backed fixed-income securities will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. The value of collateral, if any, securing a floating rate loan can decline, and may be insufficient to meet the issuer's obligations or may be difficult to liquidate. In addition, the Fund's access to collateral may be limited by bankruptcy or other insolvency laws. Although Pioneer normally will seek to avoid receiving non-publicly available information about the issuer of a loan, this decision not to receive the information may place it at a disadvantage, relative to other loan investors, in assessing the loan. The Fund is not diversified, which means that it can invest a higher percentage of its assets in the securities of any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer. Some of the floating rate loans and other investments in which the Fund may invest will be considered to be illiquid. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so, and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value, and investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries or sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/10    7

Portfolio Summary | 10/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Senior Floating Rate Loan Interests                                        82.1%
Temporary Cash Investments                                                 10.0%
U.S. Corporate Bonds                                                        6.8%
Asset Backed Securities                                                     0.5%
U.S. Common Stocks                                                          0.3%
Collateralized Mortgage Obligations                                         0.2%
U.S. Preferred Stock                                                        0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Cash and Equivalents                                                        9.9%
AAA                                                                         0.2%
AA                                                                          0.1%
BBB                                                                         3.5%
BB                                                                         52.6%
B                                                                          30.2%
Not Rated                                                                   3.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*

 1.    Gentiva Health Services, Inc., Term B Borrowing, 6.75%, 8/17/16                      1.24%
-------------------------------------------------------------------------------------------------
 2.    Custom Building Products, Inc., Term Loan, 5.75%, 3/19/15                            1.17
-------------------------------------------------------------------------------------------------
 3.    Aquilex Holdings LLC, Term Loan, 5.5%, 4/1/16                                        1.09
-------------------------------------------------------------------------------------------------
 4.    NBTY, Inc., Term B Loan, 6.25%, 12/29/17                                             1.04
-------------------------------------------------------------------------------------------------
 5.    Clopay Ames True Temper Holding Corp., Term Loan, 7.75%, 8/3/16                      1.04
-------------------------------------------------------------------------------------------------
 6.    DineEquity, Inc., Term Loan, 6.0%, 9/21/17                                           1.04
-------------------------------------------------------------------------------------------------
 7.    Bucyrus International, Inc., Tranche C Term U.S. Dollar Loan, 4.5%, 12/21/15         1.03
-------------------------------------------------------------------------------------------------
 8.    Ozburn-Hessey Holding Company LLC, 1st Lien Term Loan, 7.5%, 4/7/16                  1.03
-------------------------------------------------------------------------------------------------
 9.    Christie/AIX, Inc., Term Loan, 5.25%, 4/29/16                                        1.03
-------------------------------------------------------------------------------------------------
10.    Alliance HealthCare Services, Inc., Initial Term Loan, 5.5%, 6/1/16                  1.01
-------------------------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Prices and Distributions | 10/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      Class                  10/31/10                    10/31/09
--------------------------------------------------------------------------------
        A                     $6.87                       $6.58
--------------------------------------------------------------------------------
        C                     $6.87                       $6.58
--------------------------------------------------------------------------------
        Y                     $6.89                       $6.59
--------------------------------------------------------------------------------

Distributions per Share: 11/1/09-10/31/10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Net Investment        Short-Term        Long-Term
      Class           Income          Capital Gains     Capital Gains
--------------------------------------------------------------------------------
       A              $0.3173              $ --             $ --
--------------------------------------------------------------------------------
       C              $0.2575              $ --             $ --
--------------------------------------------------------------------------------
       Y              $0.3260              $ --             $ --
--------------------------------------------------------------------------------

The Barclays Capital High Yield Loans Performing Index provides broad and comprehensive total return metrics of the universe of syndicated term loans. To be included in the index, a bank loan must be dollar denominated, have at least $150 million in funded loans, a minimum term of one year, and a minimum initial spread of LIBOR+125. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 10-12.


                      Pioneer Floating Rate Fund | Annual Report | 10/31/10    9

Performance Update | 10/31/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund at public offering price, compared to that of the Barclays Capital High Yield Loans Performing Index.

 Cumulative Total Returns
 (As of October 31, 2010)
--------------------------------------------------------------------------------
                                             Net Asset   Public Offering
 Period                                      Value       Price (POP)
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                   3.29%       2.03%
 1 Year                                      9.44        4.51
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010, as
 revised April 30, 2010)
--------------------------------------------------------------------------------
                                             Gross       Net
--------------------------------------------------------------------------------
                                             1.58%       1.10%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                            Barclays Capital High Yield
         Pioneer Floating Rate Fund         Loans Performing Index
2/07      9,550                             10,000
10/07     9,670                             10,242
10/08     7,972                              8,030
10/09     9,845                             10,588
10/10    10,774                             11,728

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 4.50% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/12 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Loans Performing Index.

 Cumulative Total Returns
 (As of October 31, 2010)
--------------------------------------------------------------------------------
                                             If          If
Period                                       Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                   2.40%       2.40%
 1 Year                                      8.47        8.47
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010, as
 revised April 30, 2010)
--------------------------------------------------------------------------------
                                             Gross       Net
--------------------------------------------------------------------------------
                                             2.29%       2.00%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                                            Barclays Capital High Yield
         Pioneer Floating Rate Fund         Loans Performing Index
2/07     10,000                             10,000
10/07    10,070                             10,242
10/08     8,211                              8,030
10/09    10,069                             10,588
10/10    10,921                             11,728

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 3/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    11

Performance Update | 10/31/10                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Floating Rate Fund, compared to that of the Barclays Capital High Yield Loans Performing Index.


 Cumulative Total Returns
 (As of October 31, 2010)
--------------------------------------------------------------------------------
                                             If          If
 Period                                      Held        Redeemed
--------------------------------------------------------------------------------
 Life-of-Class
 (2/14/07)                                   3.42%       3.42%
 1 Year                                      9.71        9.71
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated March 1, 2010, as
 revised April 30, 2010)
--------------------------------------------------------------------------------
                                             Gross       Net
--------------------------------------------------------------------------------
                                             1.24%       1.24%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

                                            Barclays Capital High Yield
         Pioneer Floating Rate Fund         Loans Performing Index
2/07     5,000,000                          5,000,000
10/07    5,061,980                          5,120,822
10/08    4,174,504                          4,014,905
10/09    5,163,652                          5,293,953
10/10    5,665,295                          5,863,948

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on actual returns from May 1, 2010, through October 31, 2010.

--------------------------------------------------------------------------------
 Share Class                            A               C               Y
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 5/1/10
--------------------------------------------------------------------------------
 Ending Account Value               $1,028.38       $1,022.34       $1,029.17
 on 10/31/10
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $    5.62       $   10.19       $    4.71
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 0.92%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    13

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Floating Rate Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 1, 2010, through October 31, 2010.


--------------------------------------------------------------------------------
 Share Class                            A               C               Y
--------------------------------------------------------------------------------
 Beginning Account Value            $1,000.00       $1,000.00       $1,000.00
 on 5/1/10
--------------------------------------------------------------------------------
 Ending Account Value               $1,019.66       $1,015.12       $1,020.57
 on 10/31/10
--------------------------------------------------------------------------------
 Expenses Paid During Period*       $    5.60       $   10.16       $    4.69
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.10%, 2.00% and 0.92%, for Class A, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


14    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Schedule of Investments | 10/31/10

---------------------------------------------------------------------------------------------------------
 Shares                                                                                      Value
---------------------------------------------------------------------------------------------------------
                                            PREFERRED STOCK -- 0.1%
                                            DIVERSIFIED FINANCIALS -- 0.1%
                                            Diversified Financial Services -- 0.1%
         75                                 Bank of America Corp., 7.25%, 12/31/49           $     71,025
---------------------------------------------------------------------------------------------------------
                                            TOTAL PREFERRED STOCK
                                            (Cost $61,101)                                   $     71,025
---------------------------------------------------------------------------------------------------------
                                            COMMON STOCKS -- 0.3%
                                            MATERIALS -- 0.0%
                                            Steel -- 0.0%
      5,699                                 KNIA Holdings, Inc.* (c)                         $     39,836
                                                                                             ------------
                                            Total Materials                                  $     39,836
---------------------------------------------------------------------------------------------------------
                                            AUTOMOBILES & COMPONENTS -- 0.1%
                                            Auto Parts & Equipment -- 0.1%
      1,133                                 Lear Corp.*                                      $    100,157
                                                                                             ------------
                                            Total Automobiles & Components                   $    100,157
---------------------------------------------------------------------------------------------------------
                                            REAL ESTATE -- 0.2%
                                            Real Estate Development -- 0.2%
    106,253                                 Newhall Land Development LLC*                    $    201,881
                                                                                             ------------
                                            Total Real Estate                                $    201,881
---------------------------------------------------------------------------------------------------------
                                            TOTAL COMMON STOCKS
                                            (Cost $202,547)                                  $    341,874
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)
---------------------------------------------------------------------------------------------------------
                                            ASSET BACKED SECURITIES -- 0.5%
                                            FOOD & DRUG RETAILING -- 0.2%
                                            Food Retail -- 0.2%
  200,000                       BBB-/Baa3   Dominos Pizza Master Issuer LLC, 5.261%,
                                            4/25/37                                          $    203,500
                                                                                             ------------
                                            Total Food & Drug Retailing                      $    203,500
---------------------------------------------------------------------------------------------------------
                                            BANKS -- 0.2%
                                            Thrifts & Mortgage Finance -- 0.2%
  400,000            0.64         CCC+/B2   Lease Investment, Floating Rate Note, 7/15/31    $    222,000
                                                                                             ------------
                                            Total Banks                                      $    222,000
---------------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 0.1%
                                            Diversified Financial Services -- 0.1%
  218,011                            B/B1   Ellington Loan Acquisition, 1.0625%, 5/27/37     $    201,328
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    15

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                            Specialized Finance -- 0.0%
    106,875          0.53          AA+/A1   Aegis Asset Backed Securities, Floating Rate
                                            Note, 3/25/12                                    $     98,845
                                                                                             ------------
                                            Total Diversified Financials                     $    300,173
---------------------------------------------------------------------------------------------------------
                                            TOTAL ASSET BACKED SECURITIES
                                            (Cost $678,877)                                  $    725,673
---------------------------------------------------------------------------------------------------------
                                            COLLATERALIZED MORTGAGE OBLIGATION -- 0.2%
                                            DIVERSIFIED FINANCIALS -- 0.2%
                                            Diversified Financial Services -- 0.2%
    339,545          0.86          AAA/A1   Residential Accredited Loans, Inc., Floating
                                            Rate Note, 4/25/34                               $    311,370
---------------------------------------------------------------------------------------------------------
                                            TOTAL COLLATERALIZED
                                            MORTGAGE OBLIGATION
                                            (Cost $313,682)                                  $    311,370
---------------------------------------------------------------------------------------------------------
                                            CORPORATE BONDS -- 6.8%
                                            ENERGY -- 1.5%
                                            Oil & Gas Drilling -- 0.1%
    150,000                         B-/B3   Vantage Drilling Co., 11.5%, 8/1/15              $    159,000
---------------------------------------------------------------------------------------------------------
                                            Oil & Gas Equipment & Services -- 0.3%
    500,000          3.52           NR/NR   Sevan Marine ASA, Floating Rate Note,
                                            5/14/13 (144A)                                   $    427,500
---------------------------------------------------------------------------------------------------------
                                            Oil & Gas Exploration & Production -- 1.1%
    498,000                         BB/B1   Denbury Resources, Inc., 8.25%, 2/15/20          $    555,270
    350,000                          B/B3   Linn Energy LLC, 8.625%, 4/15/20 (144A)               378,000
    500,000          3.91           B+/B3   SandRidge Energy, Inc., Floating Rate Note,
                                            4/1/14                                                463,787
                                                                                             ------------
                                                                                             $  1,397,057
                                                                                             ------------
                                            Total Energy                                     $  1,983,557
---------------------------------------------------------------------------------------------------------
                                            MATERIALS -- 0.5%
                                            Paper Products -- 0.5%
    225,000                         B+/B1   Appleton Papers, Inc., 10.5%, 6/15/15 (144A)     $    217,125
    250,000                        BB/Ba3   Clearwater Paper Corp., 10.625%, 6/15/16              288,125
    140,000                          B/B3   Exopac Holding Corp., 11.25%, 2/1/14 (144A)           145,600
                                                                                             ------------
                                                                                             $    650,850
                                                                                             ------------
                                            Total Materials                                  $    650,850
---------------------------------------------------------------------------------------------------------
                                            CAPITAL GOODS -- 0.9%
                                            Aerospace & Defense -- 0.1%
     45,000                      BBB-/Ba3   DigitalGlobe, Inc., 10.5%, 5/1/14                $     50,850
    150,000                        BB-/B2   Spirit Aerosystems, Inc., 7.5%, 10/1/17               157,500
                                                                                             ------------
                                                                                             $    208,350
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                             Building Products -- 0.1%
     90,000                         BB/B2    USG Corp., 9.75%, 8/1/14 (144A)                 $     94,050
---------------------------------------------------------------------------------------------------------
                                             Construction & Farm Machinery & Heavy Trucks -- 0.3%
    400,000                         B+/B1    Titan International, Inc., 7.875%, 10/1/17      $    416,000
---------------------------------------------------------------------------------------------------------
                                             Electrical Component & Equipment -- 0.4%
    200,000                          B/B3    Coleman Cable, Inc., 9.0%, 2/15/18              $    209,250
    250,000                          B/B3    WireCo World Group, 9.5%, 5/15/17                    263,750
---------------------------------------------------------------------------------------------------------
                                                                                             $    473,000
                                                                                             ------------
                                             Total Capital Goods                             $  1,191,400
---------------------------------------------------------------------------------------------------------
                                             TRANSPORTATION -- 0.0%
                                             Airlines -- 0.0%
     19,296                        B-/Ba3    Continental Airlines Inc., 7.461%, 4/1/13       $     19,537
                                                                                             ------------
                                             Total Transportation                            $     19,537
---------------------------------------------------------------------------------------------------------
                                             AUTOMOBILES & COMPONENTS -- 0.2%
                                             Tires & Rubber -- 0.2%
    225,000                         B+/B1    Goodyear Tire & Rubber Co., 8.25%, 8/15/20      $    239,625
                                                                                             ------------
                                             Total Automobiles & Components                  $    239,625
---------------------------------------------------------------------------------------------------------
                                             CONSUMER DURABLES & APPAREL -- 0.1%
                                             Leisure Products -- 0.1%
    200,000                         B/Ba3    Freedom Group, Inc., 10.25%, 8/1/15             $    213,500
                                                                                             ------------
                                             Total Consumer Durables & Apparel               $    213,500
---------------------------------------------------------------------------------------------------------
                                             MEDIA -- 0.1%
                                             Broadcasting -- 0.1%
    200,000                          B/B2    CCO Holdings LLC/CCO Holdings Capital Corp.,
                                             7.25%, 10/30/17                                 $    206,500
                                                                                             ------------
                                             Total Media                                     $    206,500
---------------------------------------------------------------------------------------------------------
                                             RETAILING -- 0.2%
                                             Catalog Retail -- 0.2%
    175,000                       BB+/Ba2    QVC, Inc., 7.5%, 10/1/19 (144A)                 $    188,125
                                                                                             ------------
                                             Total Retailing                                 $    188,125
---------------------------------------------------------------------------------------------------------
                                             HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
                                             Household Products -- 0.1%
    100,000                          B/B1    Cellular Tissue Holdings, Inc., 11.5%, 6/1/14   $    116,500
                                                                                             ------------
                                             Total Household & Personal Products             $    116,500
---------------------------------------------------------------------------------------------------------
                                             HEALTH CARE EQUIPMENT & SERVICES -- 0.4%
                                             Health Care Facilities -- 0.4%
    500,000                        BB/Ba3    HCA, Inc., 7.875%, 2/15/20                      $    553,750
                                                                                             ------------
                                             Total Health Care Equipment & Services          $    553,750
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    17

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                     Value
---------------------------------------------------------------------------------------------------------
                                            BANKS -- 0.2%
                                            Diversified Banks -- 0.2%
    235,000                        BB/Ba3   ABN Amro North American, 6.523%, 12/29/49        $    204,450
                                                                                             ------------
                                            Total Banks                                      $    204,450
---------------------------------------------------------------------------------------------------------
                                            DIVERSIFIED FINANCIALS -- 0.6%
                                            Asset Management & Custody Banks -- 0.1%
     90,000                      BB+/Baa3   Janus Capital Group, Inc., 6.5%, 6/15/12         $     94,326
---------------------------------------------------------------------------------------------------------
                                            Diversified Financial Services -- 0.5%
    250,000          6.66          BB+/NR   Caelus Re II, Ltd., Floating Rate Note, 5/24/13  $    253,800
    500,000          8.37           BB/NR   Lodestone Re, Ltd., Floating Rate Note,
                                            5/17/13 (144A)                                        513,150
                                                                                             ------------
                                                                                             $    766,950
                                                                                             ------------
                                            Total Diversified Financials                     $    861,276
---------------------------------------------------------------------------------------------------------
                                            INSURANCE -- 0.6%
                                            Reinsurance -- 0.6%
    250,000          7.19          BB+/NR   Blue Fin, Ltd., Floating Rate Note, 4/10/12      $    240,400
    250,000          8.92           BB/NR   Caelus Re, Ltd., Floating Rate Note, 6/7/11           253,625
    250,000         10.25          BB-/NR   Mystic Re, Ltd., Floating Rate Note, 6/7/11           263,175
                                                                                             ------------
                                                                                             $    757,200
                                                                                             ------------
                                            Total Insurance                                  $    757,200
---------------------------------------------------------------------------------------------------------
                                            REAL ESTATE -- 0.2%
                                            Specialized Real Estate Investment Trust -- 0.2%
    250,000                     BBB-/Baa2   Hospitality Properties Trust, 7.875%, 8/15/14    $    281,154
                                                                                             ------------
                                            Total Real Estate                                $    281,154
---------------------------------------------------------------------------------------------------------
                                            SOFTWARE & SERVICES -- 0.2%
                                            Data Processing & Outsourced Services -- 0.2%
    250,000                         B+/B1   First Data Corp., 8.875%, 8/15/20 (144A)         $    262,813
                                                                                             ------------
                                            Total Software & Services                        $    262,813
---------------------------------------------------------------------------------------------------------
                                            SEMICONDUCTORS -- 0.0%
                                            Semiconductor Equipment -- 0.0%
    100,000                         B-/B3   Aeroflex, Inc., 11.75%, 2/15/15                  $    108,500
                                                                                             ------------
                                            Total Semiconductors                             $    108,500
---------------------------------------------------------------------------------------------------------
                                            TELECOMMUNICATION SERVICES -- 1.0%
                                            Alternative Carriers -- 0.3%
    350,000                          B/B1   Paetec Holding Co., 8.875%, 6/30/17 (144A)       $    377,125
---------------------------------------------------------------------------------------------------------
                                            Integrated Telecommunication Services -- 0.4%
    500,000                         B+/B1   Mastec, Inc., 7.625%, 2/1/17                     $    498,750
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                        Wireless Telecommunication Services -- 0.3%
    365,000                    B+/Ba2   Cricket Communications, Inc., 7.75%, 5/15/16         $    393,288
                                                                                             ------------
                                        Total Telecommunication Services                     $  1,269,163
---------------------------------------------------------------------------------------------------------
                                        TOTAL CORPORATE BONDS
                                        (Cost $8,727,594)                                    $  9,107,900
---------------------------------------------------------------------------------------------------------
                                        SENIOR FLOATING RATE LOAN
                                        INTERESTS -- 82.0%**
                                        ENERGY -- 2.4%
                                        Coal & Consumable Fuels -- 0.2%
    250,000       11.26         NR/NR   PT Bumi Resources TBK, Term Loan, 8/15/13            $    250,000
---------------------------------------------------------------------------------------------------------
                                        Integrated Oil & Gas -- 0.5%
    645,833       12.00       B+/Caa3   Big West Oil LLC, Term Loan, 7/23/15                 $    657,539
---------------------------------------------------------------------------------------------------------
                                        Oil & Gas Equipment & Services -- 1.0%
  1,343,250        5.50         NR/NR   Aquilex Holdings LLC, Term Loan, 4/1/16              $  1,331,497
    203,673        8.50         B+/NR   Hudson Products Holdings, Inc., Term Loan,
                                        8/24/15                                                   196,671
                                                                                             ------------
                                                                                             $  1,528,168
---------------------------------------------------------------------------------------------------------
                                        Oil & Gas Exploration & Production -- 0.5%
    619,916        4.31          B/B3   Venoco, Inc., 2nd Lien Term Loan, 5/7/14             $    587,499
---------------------------------------------------------------------------------------------------------
                                        Oil & Gas Refining & Marketing -- 0.2%
    258,815        5.25        NR/Ba2   Pilot Travel Centers, Initial Tranche B Term Loan,
                                        6/30/16                                              $    262,697
                                                                                             ------------
                                        Total Energy                                         $  3,285,903
---------------------------------------------------------------------------------------------------------
                                        MATERIALS -- 7.4%
                                        Aluminum -- 0.3%
    183,409        2.05         CC/B1   Noranda Aluminum, Inc., Term B Loan,
                                        5/18/14                                              $    178,824
    185,655        2.26       BB-/Ba1   Novelis Corp., U.S. Term Loan, 7/6/14                     182,688
     82,255        2.26       BB-/Ba1   Novelis, Inc., Canadian Term Loan, 7/6/14                  80,940
                                                                                             ------------
                                                                                             $    442,452
---------------------------------------------------------------------------------------------------------
                                        Commodity Chemicals -- 0.1%
    122,573        1.79       BB+/Ba2   Celanese Holdings LLC, Term B Dollar Loan,
                                        4/2/14                                               $    121,424
---------------------------------------------------------------------------------------------------------
                                        Construction Materials -- 0.3%
    497,503        6.75         NR/NR   Summit Materials LLC, Term Loan, 7/31/14             $    492,528
---------------------------------------------------------------------------------------------------------
                                        Diversified Chemical -- 1.7%
    122,573        3.29       BB+/Ba2   Celanese US Holdings LLC, Dollar Term C Loan
                                        (extended), 10/31/16                                 $    123,317
    650,000        6.75        B/Caa2   General Chemical Holding Co., Tranche B Term
                                        Loan, 10/6/15                                             657,313
    211,442        1.78       BB-/Ba2   Huntsman Corp., New Term B Loan, 4/19/14                  206,734

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    19

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                          Diversified Chemical -- (continued)
    490,915         7.50           B/B1   Ineos U.S. Finance Corp., Term B2 Facility Loan,
                                          12/16/13                                           $    502,779
    537,876         8.00           B/B1   Ineos U.S. Finance Corp., Term C2 Facility Loan,
                                          12/16/14                                                550,874
    240,625         4.75        BB-/Ba2   Solutia, Inc., Term Loan, 3/17/17                       242,730
                                                                                             ------------
                                                                                             $  2,283,747
---------------------------------------------------------------------------------------------------------
                                          Fertilizers & Agricultural Chemicals -- 0.2%
    227,507         4.50          NR/NR   CF Industries, Inc., B1 Term Loan, 4/5/15          $    229,624
---------------------------------------------------------------------------------------------------------
                                          Metal & Glass Containers -- 0.3%
    228,000         5.52          B/Ba3   BWAY Holding Co., B Term Loan, 6/16/17             $    229,044
    153,008         6.75          B+/B2   Graham Packaging Co., Term C Loan, 4/5/14               154,565
     21,375         5.56          B/Ba3   ICL Industrial Containers, C Term Loan,
                                          6/16/17                                                  21,473
                                                                                             ------------
                                                                                             $    405,082
---------------------------------------------------------------------------------------------------------
                                          Paper Packaging -- 0.9%
    115,000         6.00          B+/B2   Graham Packaging Co., Term D Loan, 9/23/16         $    116,330
    292,583         3.04         BB/Ba2   Graphic Packaging International, Inc.,
                                          Incremental Term Loan, 5/16/14                          290,663
    749,250         6.75         B+/Ba3   Smurfit-Stone Container Corp., Term Loan,
                                          2/22/16                                                 757,492
                                                                                             ------------
                                                                                             $  1,164,485
---------------------------------------------------------------------------------------------------------
                                          Paper Products -- 0.5%
    638,634         2.29        BB+/Ba1   Georgia-Pacific Corp., Term Loan, 12/20/12         $    638,742
---------------------------------------------------------------------------------------------------------
                                          Precious Metals & Minerals -- 0.7%
  1,000,000         6.25          NR/NR   Fairmount Minerals, Ltd., Tranche B Term Loan,
                                          8/5/16                                             $  1,012,917
---------------------------------------------------------------------------------------------------------
                                          Specialty Chemicals -- 2.1%
    500,000         6.00          NR/NR   Chemtura Corp., Term Facility (DIP), 2/11/11       $    501,250
    750,000         5.50          NR/NR   Chemtura Corp., Term Facility, 8/29/16                  756,719
  1,000,000         4.50        BB+/Ba2   Nalco Co., Term Loan, 10/5/16                         1,012,813
    500,000         0.00         B+/Ba2   Omnova Solutions, Inc., New Loan, 4/12/17               502,813
                                                                                             ------------
                                                                                             $  2,773,595
---------------------------------------------------------------------------------------------------------
                                          Steel -- 0.3%
    341,822        10.50          NR/NR   Niagara Corp., New Term Loan, 6/29/14 (c)          $    338,403
                                                                                             ------------
                                          Total Materials                                    $  9,902,999
---------------------------------------------------------------------------------------------------------
                                          CAPITAL GOODS -- 8.8%
                                          Aerospace & Defense -- 4.0%
    343,438         5.75      BBB-/Baa2   BE Aerospace, Inc., Tranche B Term Loan,
                                          7/28/14                                            $    347,085
    670,082         4.04          NR/NR   DAE Aviation Holdings, Inc., Tranche B1 Term
                                          Loan, 7/31/14                                           644,954

The accompanying notes are an integral part of these financial statements.


20    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating     S&P/Moody's
Principal     Rate (b)     Ratings
Amount ($)    (unaudited)  (unaudited)                                                       Value
---------------------------------------------------------------------------------------------------------
                                          Aerospace & Defense -- (continued)
    750,000        6.25         BB-/Ba3   DynCorp International, Inc., Term Loan, 7/7/16     $    755,503
    396,110        3.54           B-/B1   Hunter Defense Technology, Term Loan,
                                          8/22/14                                                 376,799
    500,864        8.25         B-/Caa2   IAP Worldwide Services, Term Loan, 12/30/12             492,098
  1,000,000        0.00          B-/Ba3   Sequa Corp., Term Loan, 12/3/14                         948,542
    194,924        3.54           NR/NR   Spirit Aerosystems, Inc., Term B1 Loan,
                                          9/30/13                                                 194,711
    648,857        4.04           NR/NR   Standard Aero, Ltd., Tranche B2 Term Loan,
                                          7/31/14                                                 624,525
    561,538        5.50          NR/Ba2   Tasc, Inc., Tranche A Term Loan, 12/18/14               564,112
    161,281        5.75          NR/Ba2   Tasc, Inc., Tranche B Term Loan, 12/18/15               162,541
    249,375        4.50           NR/NR   Triumph Group, Inc., Term Loan, 6/16/16                 251,401
                                                                                             ------------
                                                                                             $  5,362,271
---------------------------------------------------------------------------------------------------------
                                          Building Products -- 2.2%
  1,419,479        5.75           NR/NR   Custom Building Products, Inc., Term Loan,
                                          3/19/15                                            $  1,423,028
    900,000        0.00          BB/Ba2   Goodman Global, Inc., Initial Term Loan (First
                                          Lien), 10/28/10                                         927,000
    598,500        5.50         BB-/Ba2   Hillman Group, Inc., Term Loan, 5/31/16                 598,500
                                                                                             ------------
                                                                                             $  2,948,528
---------------------------------------------------------------------------------------------------------
                                          Construction & Engineering -- 0.1%
    125,992        2.52           NR/NR   URS Corp., Tranche B Term Loan, 5/15/13            $    125,933
---------------------------------------------------------------------------------------------------------
                                          Construction & Farm Machinery & Heavy Trucks -- 1.1%
  1,243,855        4.50         BB+/Ba2   Bucyrus International, Inc., Tranche C Term U.S.
                                          Dollar Loan, 2/19/10                               $  1,258,782
    252,087        8.00         BBB-/B1   Manitowoc Co., Term B Loan, 11/6/14                     253,067
                                                                                             ------------
                                                                                             $  1,511,849
---------------------------------------------------------------------------------------------------------
                                          Electrical Component & Equipment -- 0.4%
    497,500        5.77           NR/NR   Scotsman Industries, Inc., Term Loan, 4/30/16      $    497,811
---------------------------------------------------------------------------------------------------------
                                          Industrial Conglomerates -- 0.2%
    250,000        6.75           NR/NR   Tomkins Plc, Term B Loan, 9/7/16                   $    253,262
---------------------------------------------------------------------------------------------------------
                                          Industrial Machinery -- 0.7%
  1,000,000        6.25          BB-/B1   Alliance Laundry Holdings, Term Loan, 9/30/16      $  1,010,313
---------------------------------------------------------------------------------------------------------
                                          Trading Companies & Distributors -- 0.1%
    143,095        2.01         BB+/Ba2   Interline Brands, Inc., Delayed Draw Term Loan,
                                          6/23/13                                            $    137,371
     37,500        2.01         BB+/Ba2   Interline Brands, Inc., Initial Term Loan,
                                          6/23/13                                                  36,000
                                                                                             ------------
                                                                                             $    173,371
                                                                                             ------------
                                          Total Capital Goods                                $ 11,883,338
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    21

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                          COMMERCIAL SERVICES & SUPPLIES -- 3.4%
                                          Commercial Printing -- 0.2%
      9,331         4.79          NR/NR   Cenveo Corp., Delayed Draw Term Loan,
                                          6/21/13                                            $      9,260
    291,254         4.79          NR/NR   Cenveo Corp., Term C Facility Loan, 6/21/13             289,024
                                                                                             ------------
                                                                                             $    298,284
---------------------------------------------------------------------------------------------------------
                                          Diversified Support Services -- 1.5%
    340,540         7.75          NR/NR   Allied Security Holdings, Term Loan, 2/20/15       $    342,243
    798,000         6.25          NR/NR   Infogroup, Inc., Term Loan, 5/30/16                     803,320
    347,308         1.81        BB+/Ba1   Iron Mountain, Inc., Initial Term Loan, 4/16/14         350,781
    496,872         5.50        BB-/Ba3   Language Line Holdings LLC, Tranche B Term
                                          Loan, 11/4/15                                           492,835
     67,447         3.80        BB/Caa1   Rental Service Corp., Initial Term Loan,
                                          11/30/13                                                 66,216
                                                                                             ------------
                                                                                             $  2,055,395
---------------------------------------------------------------------------------------------------------
                                          Environmental & Facilities Services -- 0.9%
    497,497         6.00         NR/Ba3   Advanced Disposal Services, Inc., Term B Loan,
                                          1/14/15                                            $    500,606
    275,000         7.25       BB-/Baa3   Brickman Holdings, Tranche B Term Loan,
                                          10/14/16                                                278,266
    246,875         7.00        BB-/Ba2   Casella Waste Systems, Inc., Term B Loan,
                                          4/9/14                                                  249,189
    241,875         2.26           D/B2   Synagro Technologies, Inc., 1st Lien Term Loan,
                                          4/2/14                                                  210,431
                                                                                             ------------
                                                                                             $  1,238,492
---------------------------------------------------------------------------------------------------------
                                          Research & Consulting Services -- 0.6%
    796,627         7.75          NR/NR   Wyle Services Corp., 2010 Incremental Term
                                          Loan, 3/25/16                                      $    798,288
---------------------------------------------------------------------------------------------------------
                                          Security & Alarm Services -- 0.2%
    249,375         6.00        BB-/Ba3   Protection One Alarm Monitoring, Inc., Tranche
                                          B2 Term Loan, 6/4/14                               $    249,998
                                                                                             ------------
                                          Total Commercial Services & Supplies               $  4,640,457
---------------------------------------------------------------------------------------------------------
                                          TRANSPORTATION -- 1.7%
                                          Air Freight & Couriers -- 0.7%
    252,589         3.29          B-/B1   Ceva Group Plc, Additional Pre-funded Term
                                          Loan, 11/4/13                                      $    226,277
    696,471         3.26          NR/B1   Ceva Group Plc, U.S. Term Loan, 11/4/13                 625,662
    133,616         3.26          B-/B1   Ceva Group Plc, EGL Term Loan, 11/4/13                  120,032
                                                                                             ------------
                                                                                             $    971,971
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


22    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                           Airlines -- 0.5%
     99,000        8.75         BB-/Ba3    Delta Air Lines, Inc., Term Loan, 9/27/13         $    100,506
    643,734        3.54         BB-/Ba3    Delta Air Lines, Inc., 2nd Lien Term Loan,
                                           4/30/14                                                624,690
                                                                                             ------------
                                                                                             $    725,196
---------------------------------------------------------------------------------------------------------
                                           Marine -- 0.3%
    333,333        3.29           NR/NR    Horizon Lines, Inc., Term Loan, 8/8/12            $    320,000
---------------------------------------------------------------------------------------------------------
                                           Railroads -- 0.2%
    244,885        2.05         BB+/Ba2    Kansas City Southern Railway, Term B Advance
                                           Loan, 4/28/13                                     $    239,528
                                                                                             ------------
                                           Total Transportation                              $  2,256,695
---------------------------------------------------------------------------------------------------------
                                           AUTOMOBILES & COMPONENTS -- 3.0%
                                           Auto Parts & Equipment -- 2.4%
    919,811        3.03          BB-/B2    Allison Transmission, Inc., Term Loan, 8/7/14     $    884,661
    302,242        2.20           NR/NR    Federal Mogul Corp.., Tranche C Term Loan,
                                           12/28/15                                               269,042
    592,393        2.20           NR/NR    Federal Mogul Corp., Tranche B Term Loan,
                                           12/29/14                                               527,323
    254,631       10.50           NR/B3    HHI Holdings LLC, Term Loan, 3/30/15                   258,450
    500,000        7.75           B/Ba3    Metaldyne LLC, Term Loan, 10/22/16                     504,375
    249,375        5.04           NR/NR    Tenneco, Inc., Tranche B Term Loan, 6/3/16             251,008
    450,000        6.25           B/Ba3    United Components, Inc., Term Loan, 3/23/17            454,725
                                                                                             ------------
                                                                                             $  3,149,584
---------------------------------------------------------------------------------------------------------
                                           Automobile Manufacturers -- 0.5%
    250,000        0.00          B/Baa3    Ford Motor Co., Tranche B2 Term Loan,
                                           12/15/13                                          $    247,149
    458,951        3.04          B/Baa3    Ford Motor Co., Tranche B1 Term Loan,
                                           12/15/13                                               455,093
                                                                                             ------------
                                                                                             $    702,242
---------------------------------------------------------------------------------------------------------
                                           Tires & Rubber -- 0.1%
    175,000        2.21          BB/Ba1    Goodyear Tire & Rubber Co., 2nd Lien Term
                                           Loan, 4/30/14                                     $    168,802
                                                                                             ------------
                                           Total Automobiles & Components                    $  4,020,628
---------------------------------------------------------------------------------------------------------
                                           CONSUMER DURABLES & APPAREL -- 1.4%
                                           Apparel, Accessories & Luxury Goods -- 1.3%
  1,000,000        5.25         BB+/Ba1    Hanesbrands, Inc., New Term Loan, 12/10/15        $  1,013,044
    709,732        4.75         BBB/Ba2    Phillips-Van Heusen Corp., U.S. Tranche B Term
                                           Loan, 5/6/16                                           716,993
                                                                                             ------------
                                                                                             $  1,730,037
---------------------------------------------------------------------------------------------------------
                                           Housewares & Specialties -- 0.1%
    122,669        2.79         BB+/Ba1    Jarden Corp., Term B3 Loan, 1/24/12               $    122,349
                                                                                             ------------
                                           Total Consumer Durables & Apparel                 $  1,852,386
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    23

---------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (b)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                       Value
---------------------------------------------------------------------------------------------------------
                                           CONSUMER SERVICES -- 5.5%
                                           Casinos & Gaming -- 1.0%
  505,948         10.50           NR/NR    Gateway Casinos & Entertainment, Ltd., Term
                                           Facility, 9/16/12                                 $    507,213
  750,000          0.00           NR/NR    Harrah's Operating Co, Inc., Term B1 Loan,
                                           1/28/15                                                662,906
  124,063          9.50          B/Baa3    Harrah's Operating Co, Inc., Term B4 Loan,
                                           10/31/16                                               129,352
                                                                                             ------------
                                                                                             $  1,299,471
---------------------------------------------------------------------------------------------------------
                                           Education Services -- 1.2%
  633,391          7.50          NR/Ba2    Bright Horizons Family Solutions, Inc., Tranche
                                           B Term Loan, 5/28/15                              $    636,558
  994,872          2.54           NR/NR    Cengage Learning Acquisitions LLC, Term Loan,
                                           7/4/14                                                 910,816
                                                                                             ------------
                                                                                             $  1,547,374
---------------------------------------------------------------------------------------------------------
                                           Leisure Facilities -- 0.9%
  748,125          5.50         BB-/Ba3    Cedar Fair LP, U.S. Term Loan, 12/15/16           $    758,943
  495,620          5.50          BB/Ba2    Universal City Development, Term Loan,
                                           11/6/14                                                500,366
                                                                                             ------------
                                                                                             $  1,259,309
---------------------------------------------------------------------------------------------------------
                                           Restaurants -- 1.7%
  425,000          6.25         BB+/Ba2    Burger King Holdings, Inc., Tranche B Term
                                           Loan, 9/7/16                                      $    429,409
1,250,000          6.00           NR/NR    DineEquity, Inc., Term Loan, 9/21/17                 1,264,583
  748,125          5.00           BB/B1    Wendy's/Arby's Group, Inc., Term Loan,
                                           5/24/17                                                753,190
                                                                                             ------------
                                                                                             $  2,447,182
---------------------------------------------------------------------------------------------------------
                                           Specialized Consumer Services -- 0.7%
  203,553          3.01          BB/Ba1    Adesa, Inc., Initial Term Loan, 10/21/13          $    198,971
  690,212          7.00           NR/NR    Web Service Center, Term Loan, 8/28/14                 688,487
                                                                                             ------------
                                                                                             $    887,458
                                                                                             ------------
                                           Total Consumer Services                           $  7,440,794
---------------------------------------------------------------------------------------------------------
                                           MEDIA -- 9.5%
                                           Advertising -- 1.5%
  497,500          5.00           NR/NR    Advantage Sales & Marketing LLC, 1st Lien
                                           Term Loan, 5/5/16                                 $    497,376
  995,000          5.00          BB/Ba2    Affinion Group, Inc., Tranche B Term Loan,
                                           10/9/16                                                983,806
  492,500          4.25         BB/Baa3    Lamar Media Corp., Term B Loan, 12/30/16               496,114
                                                                                             ------------
                                                                                             $  1,977,296
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


24    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                            Broadcasting -- 2.1%
  1,020,461         7.50           NR/NR    FoxCo Acquisition Sub LLC, Term Loan,
                                            7/14/15                                          $  1,012,808
    275,802         2.02         BB-/Ba3    Insight Media Holdings, Term B Loan, 4/7/14           266,888
    248,756         2.79          BB+/B1    Intelsat Corp., Tranche B2A Term Loan, 1/3/14         242,870
    248,679         2.79          BB+/B1    Intelsat Corp., Tranche B2B Term Loan, 1/3/14         242,795
    248,679         2.79          BB+/B1    Intelsat Corp., Tranche B2C Term Loan, 1/3/14         242,795
    242,788         5.00           NR/NR    TWCC Holding Corp., Replacement Term Loan,
                                            9/14/15                                               244,219
    728,105         4.51            B/B2    Univision Communications, Inc., Extended First
                                            Lien Term Loan, 3/31/17                               687,317
                                                                                             ------------
                                                                                             $  2,939,692
---------------------------------------------------------------------------------------------------------
                                            Cable & Satellite -- 2.4%
    215,808         2.26           NR/NR    Cequel Communications LLC, Term Loan,
                                            11/5/13                                          $    213,279
    965,119         2.26           NR/NR    Charter Communications, Inc., Term B1 Loan,
                                            3/6/14                                                948,528
  1,000,000         5.50           B+/B1    Knology, Inc., Term Loan, 10/17/16                  1,004,844
    498,750         4.50         BB-/Ba3    Mediacom Broadband LLC, Tranche F Term
                                            Loan, 10/23/17                                        494,594
    488,773         2.76          CCC/B2    WideOpenWest LLC, 1st Lien Term Loan,
                                            6/30/14                                               455,781
     98,755         6.76          CCC/B2    WideOpenWest LLC, Series A Term Loan,
                                            6/30/14                                                96,944
                                                                                             ------------
                                                                                             $  3,213,970
---------------------------------------------------------------------------------------------------------
                                            Movies & Entertainment -- 2.6%
    292,327         1.76         BB-/Ba2    AMC Entertainment, Inc., Term Loan, 1/28/13      $    288,437
    449,175         5.50           B-/B1    Carmike Cinemas, Inc., Initial Term Loan,
                                            1/27/16                                               451,782
  1,259,166         5.25           NR/NR    Christie/AIX, Inc., Term Loan, 3/31/16              1,252,870
    995,000         4.50           B+/NR    Live Nation Entertainment, Inc., Term B Loan,
                                            11/7/16                                               992,513
    448,845         2.29            B/B3    LodgeNet Entertainment, Closing Date Loan,
                                            4/4/14                                                427,150
                                                                                             ------------
                                                                                             $  3,412,752
---------------------------------------------------------------------------------------------------------
                                            Publishing -- 0.9%
    249,375         6.75           NR/NR    Interactive Data Corp., Term Loan, 1/29/17       $    253,920
  1,116,166         9.00          BB/Ba2    RH Donnelley, Inc., Term Loan, 10/24/14               952,927
                                                                                             ------------
                                                                                             $  1,206,847
                                                                                             ------------
                                            Total Media                                      $ 12,750,557
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    25

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                            RETAILING -- 1.5%
                                            Automotive Retail -- 0.6%
    750,000        6.00           NR/NR     Autotrader Com, Inc., Tranche B Term Loan,
                                            6/14/16                                          $    753,281
---------------------------------------------------------------------------------------------------------
                                            General Merchandise Stores -- 0.1%
    213,424        3.02         CCC+/B1     Dollar General Corp., Tranche B-1 Term Loan,
                                            7/7/14                                           $    211,394
---------------------------------------------------------------------------------------------------------
                                            Specialty Stores -- 0.8%
    646,100        2.51           NR/NR     Sally Holdings LLC, Term B Loan, 11/16/13        $    638,024
    378,237        5.75           NR/NR     Savers, Inc., Term Loan, 3/11/16                      379,656
                                                                                             ------------
                                                                                             $  1,017,680
                                                                                             ------------
                                            Total Retailing                                  $  1,982,355
---------------------------------------------------------------------------------------------------------
                                            FOOD & DRUG RETAILING -- 0.8%
                                            Drug Retail -- 0.1%
     98,000        6.00           NR/NR     Rite Aid Corp., Tranche 3 Term Loan, 6/4/14      $     97,326
---------------------------------------------------------------------------------------------------------
                                            Food Retail -- 0.7%
    731,250        9.50            B/B1     BI-LO LLC, Term Facility, 5/12/15                $    744,047
    245,886        2.76         BB-/Ba3     Pinnacle Foods, Inc., Term Loan, 4/2/14               239,892
                                                                                             ------------
                                                                                             $    983,939
                                                                                             ------------
                                            Total Food & Drug Retailing                      $  1,081,265
---------------------------------------------------------------------------------------------------------
                                            FOOD, BEVERAGE & TOBACCO -- 3.3%
                                            Agricultural Products -- 1.6%
  1,250,000        7.75            B/B2     Clopay Ames True Temper Holdings, Inc., Term
                                            Loan, 9/30/16                                    $  1,265,625
    995,000        5.50            B/B1     WM Bolthouse Farms, Inc., 1st Lien Term Loan,
                                            12/11/16                                              996,493
                                                                                             ------------
                                                                                             $  2,262,118
---------------------------------------------------------------------------------------------------------
                                            Distillers & Vintners -- 0.3%
    267,858        1.81          BB/Ba3     Constellation Brands, Inc., Non-extending Term
                                            Loan, 6/5/13                                     $    267,021
    132,142        3.06          BB/Ba3     Constellation Brands, Inc., Extending Term
                                            Loan, 6/5/15                                          133,092
                                                                                             ------------
                                                                                             $    400,113
---------------------------------------------------------------------------------------------------------
                                            Packaged Foods & Meats -- 1.4%
    291,688        1.79         BB+/Ba3     Dean Foods Co., Tranche B Term Loan, 4/2/14      $    283,927
     70,235        5.06         BB-/Ba2     Dole Food Co., Inc., Tranche B1 Term Loan,
                                            3/2/17                                                 70,749
    174,447        5.04         BB-/Ba2     Dole Food Co., Inc., Tranche C1 Term Loan,
                                            3/2/17                                                175,724
    349,125        6.25         BB-/Ba3     Michael Foods, Inc., Term B Loan, 6/29/16             354,362

The accompanying notes are an integral part of these financial statements.


26    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                            Packaged Foods & Meats -- (continued)
  850,000          7.00           NR/NR     Pierre Foods, Inc., Loan (First Lien), 9/30/16   $    842,563
                                                                                             ------------
                                                                                             $  1,727,325
                                                                                             ------------
                                            Total Food, Beverage & Tobacco                   $  4,389,556
---------------------------------------------------------------------------------------------------------
                                            HOUSEHOLD & PERSONAL PRODUCTS -- 3.8%
                                            Household Products -- 2.1%
  281,980          5.50         BB-/Ba2     Diversey Holdings, Inc., Tranche B Dollar Term
                                            Loan, 11/24/15                                   $    284,800
  246,885          6.75           NR/NR     Reynolds Group Holdings, Inc., U.S. Term Loan,
                                            5/5/16                                                249,276
  745,313          6.25           NR/NR     Reynolds Group Holdings, Incremental U.S.
                                            Term Loan, 5/5/16                                     750,900
  350,000          8.00            B/B3     Spectrum Brands, Inc., Term Loan, 6/16/16             357,547
  651,569          5.50           NR/NR     SRAM LLC, Term Loan, 4/30/15                          653,198
  553,053          2.26           NR/NR     Yankee Candle Co., Term Loan, 2/6/14                  536,902
                                                                                             ------------
                                                                                             $  2,832,623
---------------------------------------------------------------------------------------------------------
                                            Personal Products -- 1.7%
1,250,000          6.25          BB/Ba1     NBTY, Inc., Term B Loan, 12/29/17                $  1,267,964
  995,000          6.00           NR/NR     Revlon Consumer Products Corp., Term Loan,
                                            3/11/15                                               998,020
                                                                                             ------------
                                                                                             $  2,265,984
                                                                                             ------------
                                            Total Household & Personal Products              $  5,098,607
---------------------------------------------------------------------------------------------------------
                                            HEALTH CARE EQUIPMENT & SERVICES -- 9.2%
                                            Health Care Equipment -- 0.0%
   34,792          4.50           NR/NR     Fresenius SE, Tranche C1 Dollar Term Loan,
                                            9/10/14                                          $     35,096
   19,874          4.50           NR/NR     Fresenius SE, Tranche C2 Term Loan, 9/10/14            20,048
                                                                                             ------------
                                                                                             $     55,144
---------------------------------------------------------------------------------------------------------
                                            Health Care Facilities -- 3.5%
   50,817          2.55          BB/Ba3     CHS/Community Health Systems, Inc., Delayed
                                            Draw Term Loan, 7/25/14                          $     49,927
  850,725          6.50           B+/B1     Ardent Health Services LLC, Term Loan,
                                            9/15/15                                               845,408
  988,583          2.55          BB/Ba3     CHS/Community Health Systems, Inc., Funded
                                            Term Loan, 7/25/14                                    971,283
  276,468          2.26         BB-/Ba3     Hanger Orthopedic Group, Inc., Tranche B Term
                                            Loan, 5/26/13                                         275,517
   83,654          2.54         BB+/Ba2     HCA, Inc., Tranche B1 Term Loan, 11/18/13              81,963
  200,619          3.54         BB+/Ba2     HCA, Inc., Tranche B2 Term Loan, 3/31/17              197,164
  394,362          2.03          B+/Ba2     Psychiatric Solutions, Inc., Term Loan, 7/1/12        393,253
  249,375          6.00           NR/NR     Renal Advantage, Inc., Tranche B Term Loan,
                                            6/30/16                                               251,713
  720,000          7.50          B+/Ba2     Sun Health Care, Term Loan, 10/18/16                  714,150

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    27

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                           Health Care Facilities -- (continued)
  281,771          2.27           B/Ba3    United Surgical Partners International, Tranche
                                           B Term Loan, 4/21/14                              $    269,913
   54,106          2.26           B/Ba3    United Surgical Partners International, Delayed
                                           Draw Term Loan, 4/19/14                                 51,829
  650,000          0.00           NR/NR    Universal Health Services Inc., Tranche B Term
                                           Loan, 10/17/16                                         657,426
                                                                                             ------------
                                                                                             $  4,759,546
---------------------------------------------------------------------------------------------------------
                                           Health Care Services -- 4.0%
1,243,112          5.50           NR/NR    Alliance HealthCare Services, Initial Term Loan,
                                           6/1/16                                            $  1,234,955
  291,833          2.51           NR/NR    Catalent Pharma Solutions, Inc., Dollar Term
                                           Loan, 4/10/14                                          274,262
  300,000          0.00          BB/Ba1    DaVita Inc., Tranche B Term Loan, 10/20/16             302,844
1,500,000          6.75         BB-/Ba2    Gentiva Health Services, Inc., Term B Borrowing,
                                           8/17/16                                              1,510,625
  598,500          6.50           NR/NR    inVentiv Health, Inc., Term B Loan, 8/4/16             602,708
  646,750          7.25           NR/NR    Prime Healthcare Services, Term B Loan,
                                           4/28/15                                                620,880
  381,464          6.00          BB/Ba3    RehabCare Group, Inc., Term B Loan,
                                           11/24/15                                               383,178
  491,061          7.00          CCC/B3    Rural/Metro Operating Co., LLC, Term Loan,
                                           12/9/14                                                491,368
                                                                                             ------------
                                                                                             $  5,420,820
---------------------------------------------------------------------------------------------------------
                                           Health Care Supplies -- 0.8%
  483,750          2.27           BB/B1    IM US Holdings, 1st Lien Term Loan, 6/26/14       $    467,726
  156,827          3.53          BB-/B1    Bausch & Lomb, Inc., Parent Term Loan,
                                           4/24/15                                                153,227
   38,031          3.51          BB-/B1    Bausch & Lomb, Inc., Delayed Draw Term Loan,
                                           4/24/15                                                 37,158
  458,559          3.28          BB/Ba2    Biomet, Inc., Dollar Term Loan, 3/25/15                452,770
                                                                                             ------------
                                                                                             $  1,110,881
---------------------------------------------------------------------------------------------------------
                                           Health Care Technology -- 0.9%
  997,560          5.25           NR/NR    IMS Health, Inc., Tranche B Dollar Term Loan,
                                           2/26/16                                           $  1,008,679
                                                                                             ------------
                                           Total Health Care Equipment & Services            $ 12,355,070
---------------------------------------------------------------------------------------------------------
                                           PHARMACEUTICALS & BIOTECHNOLOGY -- 2.7%
                                           Biotechnology -- 2.0%
  250,000          0.00           NR/NR    Grifols, Inc., U.S. Tranche B Term Loan,
                                           10/10/16                                          $    252,969
   58,929          6.50           NR/NR    Harvard Drug Group, Delayed Draw Term Loan,
                                           4/8/16                                                  55,835
  428,571          6.50           NR/NR    Harvard Drug Group, Closing Date Loan,
                                           4/18/16                                                406,071

The accompanying notes are an integral part of these financial statements.


28    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                          Biotechnology -- (continued)
   450,000         6.75          BB-/B1   HGI Holdings, Inc., Initial Term Loan, 7/27/16     $    453,656
   750,000         7.00           BB/B1   Ikaria Holdings, Inc., Term Loan, 5/14/16               719,688
   122,288         6.00          NR/Ba3   Warner Chilcott Corp., Term A Loan, 10/30/14            122,331
    98,295         6.25          NR/Ba3   Warner Chilcott Corp., Term B2 Loan, 4/30/15             98,863
    44,663         6.25          NR/Ba3   Warner Chilcott Corp., Additional Term Loan,
                                          4/30/15                                                  44,901
    59,030         6.25          NR/Ba3   Warner Chilcott Corp., Term B1 Loan, 4/30/15             59,371
   122,549         6.50          NR/Ba3   Warner Chilcott Corp., Term B4 Loan, 2/22/16            123,413
   377,451         6.50          NR/Ba3   Warner Chilcott Corp., Term B3 Loan, 4/30/15            380,719
                                                                                             ------------
                                                                                             $  2,717,817
---------------------------------------------------------------------------------------------------------
                                          Pharmaceuticals -- 0.7%
   596,817         2.51          BB/Ba1   Key Safety, Inc., Term Loan (First Lien), 3/8/14   $    547,828
   128,131         4.50           NR/NR   Mylan Laboratories, U.S. Tranche B Term Loan,
                                          10/2/14                                                 128,511
   250,000         5.50           NR/NR   Valeant Pharmaceuticals International, Inc.,
                                          Tranche B Term Loan, 9/27/16                            252,797
                                                                                             ------------
                                                                                             $    929,136
                                                                                             ------------
                                          Total Pharmaceuticals & Biotechnology              $  3,646,953
---------------------------------------------------------------------------------------------------------
                                          DIVERSIFIED FINANCIALS -- 2.1%
                                          Consumer Finance -- 0.4%
   500,000         7.25           B+/B2   American General Finance Corp., Term Loan,
                                          4/8/15                                             $    505,508
---------------------------------------------------------------------------------------------------------
                                          Diversified Financial Services -- 0.3%
   470,000         0.00           NR/NR   WorldPay, Facility B2A, 10/15/17                   $    473,672
---------------------------------------------------------------------------------------------------------
                                          Investment Banking & Brokerage -- 0.1%
    99,500         5.25          B+/Ba3   LPL Holdings, Inc., 2017 Term Loan, 6/28/17        $     99,313
---------------------------------------------------------------------------------------------------------
                                          Specialized Finance -- 1.3%
   222,892         3.80           NR/NR   Asset Acceptance Capital Corp., Tranche B Term
                                          Loan, 6/12/13                                      $    215,833
   897,750         4.75        BBB-/Ba2   MSCI, Inc., Term Loan, 6/1/16                           904,343
   712,754         7.43           B-/B1   Collect Acquisition Corp., Term B Advance,
                                          5/15/13                                                 692,560
                                                                                             ------------
                                                                                             $  1,812,736
                                                                                             ------------
                                          Total Diversified Financials                       $  2,891,229
---------------------------------------------------------------------------------------------------------
                                          INSURANCE -- 1.4%
                                          Insurance Brokers -- 1.1%
   239,100         3.29           NR/NR   Alliant Holdings I, Inc., Term Loan, 8/21/14       $    232,525
    88,838         2.79            B/NR   HUB International Holdings, Inc., Delayed Draw
                                          Term Loan, 6/13/14                                       85,228
    99,000         6.75            B/NR   HUB International Holdings, Inc., Additional
                                          Term Loan, 6/13/14                                       98,258

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    29

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                           Insurance Brokers -- (continued)
  395,221          2.79            B/NR    HUB International Holdings, Inc., Initial Term
                                           Loan, 6/13/14                                     $    379,160
  681,705          2.76            B/B2    USI Holdings Corp., Tranche B Term Loan,
                                           5/5/14                                                 639,667
                                                                                             ------------
                                                                                             $  1,434,838
---------------------------------------------------------------------------------------------------------
                                           Multi-Line Insurance -- 0.3%
  489,268          2.80           B-/NR    AmWINS Group, Inc., Initial Term Loan, 6/8/13     $    456,548
                                                                                             ------------
                                           Total Insurance                                   $  1,891,386
---------------------------------------------------------------------------------------------------------
                                           REAL ESTATE -- 1.3%
                                           Real Estate Development -- 1.0%
1,243,750          7.50           B/Ba3    Ozburn-Hessey Holding Company LLC, 1st Lien
                                           Term Loan, 4/8/16                                 $  1,258,520
---------------------------------------------------------------------------------------------------------
                                           Specialized Real Estate Investment Trust -- 0.3%
  498,750          4.75           NR/NR    Medical Properties Trust, Inc., Term Loan,
                                           5/17/16                                           $    498,750
                                                                                             ------------
                                           Total Real Estate                                 $  1,757,270
---------------------------------------------------------------------------------------------------------
                                           SOFTWARE & SERVICES -- 6.3%
                                           Application Software -- 1.3%
  988,098          2.01           B/Ba3    Nuance Communications, Inc., Term Loan,
                                           3/29/13                                           $    971,733
   99,231          2.01           B/Ba3    Nuance Communications, Inc., Incremental
                                           Term Loan, 3/29/13                                      97,587
  372,642          2.29           B+/B1    Serena Software, Inc., Term Loan, 3/11/13              363,325
  299,250          6.75          BB-/NR    Vertafore, Inc., Term Loan, 7/29/16                    300,821
                                                                                             ------------
                                                                                             $  1,733,466
---------------------------------------------------------------------------------------------------------
                                           Data Processing & Outsourced Services -- 1.1%
  250,000          5.25        BBB-/Ba1    Fidelity National Information, Tranche C Term
                                           Loan, 7/18/16                                     $    253,080
1,046,404          3.01          BB-/B1    First Data Corp., Initial Tranche B2 Term Loan,
                                           9/24/14                                                942,477
  296,212          2.76           NR/NR    Lender Processing Services, Inc., Term Loan B,
                                           7/2/14                                                 292,384
                                                                                             ------------
                                                                                             $  1,487,941
---------------------------------------------------------------------------------------------------------
                                           Internet Software & Services -- 0.7%
1,000,000          6.75           NR/NR    SAVVIS, Inc., Term Loan, 8/4/16                   $  1,013,625
---------------------------------------------------------------------------------------------------------
                                           IT Consulting & Other Services -- 1.0%
  367,988          2.31           NR/NR    Activant Solutions, Inc., Term Loan, 5/2/13       $    355,722
   41,293          2.54           BB/B1    Keane International, Inc., Synthetic LC Loan,
                                           6/4/13                                                  41,035
  529,268          2.55           BB/B1    Keane International, Inc., Closing Date Loan,
                                           6/4/13                                                 525,960

The accompanying notes are an integral part of these financial statements.


30    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                           IT Consulting & Other Services -- (continued)
   481,250         2.01          BB/Ba3    Sungard Data Systems, Inc., Tranche A U.S.
                                           Term Loan, 2/28/14                                $    469,002
                                                                                             ------------
                                                                                             $  1,391,719
---------------------------------------------------------------------------------------------------------
                                           Systems Software -- 2.2%
   240,625         8.50         CCC+/B1    Allen Systems Group, Inc., 1st Lien Term Loan,
                                           10/18/13                                          $    241,941
   713,397         5.25         BB-/Ba3    Dealer Computer Services, Inc., (R&R) Term
                                           Loan, 4/21/17                                          714,214
   153,142         4.00           B+/B2    Infor Global Solutions Holdings, Inc., Original
                                           Delayed Draw Term Loan, 7/28/12                        144,528
   324,915         4.01           B+/B2    Infor Global Solutions Holdings, Inc., Original
                                           Initial U.S. Term Loan, 7/28/12                        306,639
   903,840         2.32         BB-/Ba3    Inverness Medical Innovations, Term Loan,
                                           2/14/13                                                867,686
   497,500         6.75           B+/B1    Telcordia Technologies, Inc., Term Loan,
                                           4/30/16                                                502,242
                                                                                             ------------
                                                                                             $  2,777,250
                                                                                             ------------
                                           Total Software & Services                         $  8,404,001
---------------------------------------------------------------------------------------------------------
                                           TECHNOLOGY HARDWARE & EQUIPMENT -- 2.5%
                                           Communications Equipment -- 0.4%
   257,672         2.79         BB-/Ba2    Commscope, Inc., Term B Loan, 12/26/14            $    257,779
   248,125         6.00           NR/NR    TowerCo LLC, Term Loan, 11/24/14                       251,020
                                                                                             ------------
                                                                                             $    508,799
---------------------------------------------------------------------------------------------------------
                                           Electronic Components -- 1.0%
     9,002         2.51         BB-/Ba2    Flextronics Semiconductor, Ltd., A-1-B Delayed
                                           Draw Term Loan, 10/1/14                           $      8,752
    71,587         2.51          NR/Ba1    Flextronics Semiconductor, Ltd., A1A Delayed
                                           Draw Term Loan, 10/1/14                                 70,050
   349,352         2.51          NR/Ba1    Flextronics Semiconductor, Ltd., A3 Delayed
                                           Draw Term Loan, 10/1/14                                343,675
   348,354         2.51          NR/Ba1    Flextronics Semiconductor, Ltd., A Closing Date
                                           Term Loan, 10/1/14                                     340,879
    53,924         2.51          NR/Ba1    Flextronics Semiconductor, Ltd., A2 Delayed
                                           Draw Term Loan, 10/1/14                                 53,047
   500,000         2.76           NR/NR    Generac Acquisition Corp., Term Loan (First
                                           Lien), 11/10/13                                        473,125
                                                                                             ------------
                                                                                             $  1,289,528
---------------------------------------------------------------------------------------------------------
                                           Electronic Equipment & Instruments -- 0.4%
   280,589         3.76         BB-/Ba2    Itron, Inc., Dollar Term Loan, 4/18/14            $    282,282
    95,047         7.25          BB+/B1    L-1 Identity Solutions Operating Co., Tranche
                                           B2 Term Loan, 8/5/13                                    95,166

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    31

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                           Electronic Equipment & Instruments -- (continued)
   237,269         4.51           NR/NR    Scitor Corp., Term Loan, 9/26/14                  $    233,710
                                                                                             ------------
                                                                                             $    611,158
---------------------------------------------------------------------------------------------------------
                                           Electronic Manufacturing Services -- 0.3%
   460,509         5.25         BB+/Ba3    Baldor Electric Co., Term Loan, 1/31/14           $    464,897
---------------------------------------------------------------------------------------------------------
                                           Technology Distributors -- 0.4%
   497,500         8.00           NR/B1    Securus Technologies, Term Loan, 10/31/14         $    500,609
                                                                                             ------------
                                           Total Technology Hardware & Equipment             $  3,374,991
---------------------------------------------------------------------------------------------------------
                                           SEMICONDUCTORS -- 0.9%
                                           Semiconductor Equipment -- 0.4%
   281,922         3.63          B+/Ba3    Aeroflex, Inc., Tranche B1 Term Loan, 8/15/14     $    279,455
   380,808         4.51           B-/NR    Freescale Semiconductor, Inc., Extended
                                           Maturity Term Loan, 12/1/16                            359,229
                                                                                             ------------
                                                                                             $    638,684
---------------------------------------------------------------------------------------------------------
                                           Semiconductors -- 0.5%
   648,375         4.75          BB/Ba2    Intersil Corp., Term Loan, 4/27/16                $    653,238
                                                                                             ------------
                                           Total Semiconductors                              $  1,291,922
---------------------------------------------------------------------------------------------------------
                                           TELECOMMUNICATION SERVICES -- 1.9%
                                           Integrated Telecommunication Services -- 1.6%
   192,864         6.50          BB/Ba3    Cincinnati Bell, Inc., Tranche B Term Loan,
                                           6/11/17                                           $    194,326
    40,721         3.26           NR/NR    Telesat Canada, Inc., U.S. Term II Loan,
                                           10/31/14                                                40,066
   474,074         3.26           NR/NR    Telesat Canada, Inc., U.S. Term I Loan,
                                           10/31/14                                               466,455
   746,134         2.01            B/B1    Time Warner Telecom, Term B Loan, 1/7/13               740,538
    81,817         2.63         BB-/Ba3    West Corp., Term B2 Loan, 10/24/13                      80,411
   201,005         4.51         BB-/Ba3    West Corp., Term B5 Loan, 7/15/16                      200,586
   240,415         4.51         BB-/Ba3    West Corp., Term B4 Loan, 7/15/16                      239,598
   294,739         3.04           NR/NR    Windstream Corp., Tranche B2 Term Loan,
                                           12/17/15                                               295,765
                                                                                             ------------
                                                                                             $  2,257,745
---------------------------------------------------------------------------------------------------------
                                           Wireless Telecommunication Services -- 0.3%
   221,484         6.25           NR/NR    MetroPCS Wireless, Inc., Tranche B2 Term Loan,
                                           11/03/16                                          $    221,444
    20,330         3.81           NR/NR    MetroPCS Wireless, Inc., Tranche B1 Term Loan,
                                           11/3/13                                                 20,145
                                                                                             ------------
                                                                                             $    241,589
                                                                                             ------------
                                           Total Telecommunication Services                  $  2,499,334
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


32    Pioneer Floating Rate Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                        Value
---------------------------------------------------------------------------------------------------------
                                          UTILITIES -- 1.2%
                                          Electric Utilities -- 0.8%
  1,384,068   3.92                B+/B2   Texas Competitive Electric Holdings, Initial
                                          Tranche B2 Loan, 10/10/14                          $  1,088,915
---------------------------------------------------------------------------------------------------------
                                          Independent Power Producer & Energy Traders -- 0.4%
    289,687   3.17                B+/B1   Calpine Corp., 1st Priority Term Loan, 3/29/14     $    288,706
     91,980   3.94                B+/B2   Mach Gen LLC, Synthetic LC Loan, 2/22/13                 85,925
     68,834   1.79             BB+/Baa3   NRG Energy, Inc., Term Loan, 2/1/13                      67,469
     55,331   1.79             BB+/Baa3   NRG Energy, Inc., Credit Linked Term Loan,
                                          2/1/13                                                   54,235
                                                                                             ------------
                                                                                             $    496,335
                                                                                             ------------
                                          Total Utilities                                    $  1,585,250
---------------------------------------------------------------------------------------------------------
                                          TOTAL SENIOR FLOATING RATE
                                          LOAN INTERESTS
                                          (Cost $108,974,419)                                $110,282,946
---------------------------------------------------------------------------------------------------------
                                          TEMPORARY CASH INVESTMENTS -- 10.0%
                                          Repurchase Agreements -- 10.0%
  2,250,000                               Bank of America, Inc., 0.22%, dated
                                          10/29/10, repurchase price of $2,250,000
                                          plus accrued interest on 11/1/10 collateralized
                                          by the following:
                                            $2,288,092 Federal National Mortgage
                                              Association, 4.0%, 10/1/40                     $  2,250,000
  2,250,000                               Barclays Plc, 0.18%, dated 10/29/10,
                                          repurchase price of $2,250,000 plus accrued
                                          interest on 11/1/10 collateralized by
                                            $1,586,177 Federal National Mortgage
                                              Association, 4.5%, 6/1/40 - 9/1/40
                                            $701,424 Freddie Mac Giant, 4.0%,
                                              10/1/40                                           2,250,000
  2,250,000                               BNP Paribas SA, 0.23%, dated 10/29/10,
                                          repurchase price of $2,250,000 plus accrued
                                          interest on 11/1/10 collateralized by the
                                          following:
                                            $1,395,276 Federal National Mortgage
                                              Association (ARM), 2.673% - 5.446%,
                                              1/1/23 - 10/1/40
                                            $893,205 Federal Home Loan Mortgage
                                              Corp., 0.0% - 5.416%,
                                              1/5/36 - 10/1/40                                  2,250,000
  2,250,000                               Deutsche Bank Securities, Inc., 0.22%, dated
                                          10/29/10, repurchase price of $2,250,000
                                          plus accrued interest on 11/1/10 collateralized
                                          by $2,285,725 Federal National Mortgage
                                          Association, 5.0% - 6.0%, 6/1/35 - 2/1/38             2,250,000

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    33

---------------------------------------------------------------------------------------------------------
              Floating      S&P/Moody's
Principal     Rate (b)      Ratings
Amount ($)    (unaudited)   (unaudited)                                                      Value
---------------------------------------------------------------------------------------------------------
                                          Repurchase Agreements -- (continued)
  2,250,000                               JPMorgan Securities, Inc., 0.22%, dated
                                          10/29/10, repurchase price of $2,250,000
                                          plus accrued interest on 11/1/10 collateralized
                                          by $2,295,009 Freddie Mac Giant
                                          3.5% -- 11.5%, 2/1/11 - 3/1/48                     $  2,250,000
  2,250,000                               SG Americas Securities LLC, 0.22%, dated
                                          10/29/10, repurchase price of $2,250,000
                                          plus accrued interest on 11/1/10 collateralized
                                          by the following:
                                          $1,212,289 Federal National Mortgage
                                          Association, 5.5%, 11/1/37 - 12/1/39
                                          $1,073,973 Freddie Mac Giant, 4.5% --
                                           6.5%, 11/1/37 - 11/1/39                              2,250,000
                                                                                             ------------
                                          Total Repurchase Agreements                        $ 13,500,000
---------------------------------------------------------------------------------------------------------
                                          TOTAL TEMPORARY CASH INVESTMENTS
                                          (Cost $13,500,000)                                 $ 13,500,000
---------------------------------------------------------------------------------------------------------
                                          TOTAL INVESTMENT IN SECURITIES -- 99.9%
                                          (Cost $132,458,220) (a)                            $134,340,788
---------------------------------------------------------------------------------------------------------
                                          OTHER ASSETS AND LIABILITIES -- 0.1%               $    140,779
---------------------------------------------------------------------------------------------------------
                                          TOTAL NET ASSETS -- 100.0%                         $134,481,567
=========================================================================================================

*      Non-income producing security.

NR     Not rated by either S&P or Moody's.


(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2010, the value of these securities amounted to $2,603,488 or 2.0% of total net assets.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At October 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $135,514,428 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                              $2,604,483
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                                (778,123)
                                                                                      ----------
         Net unrealized gain                                                          $1,826,360
                                                                                      ==========

(b) Debt obligation with a variable interest rate. Rate shown is rate at end of period.

The accompanying notes are an integral part of these financial statements.


34    Pioneer Floating Rate Fund | Annual Report | 10/31/10

(c)    Security is fair valued by management (see Note 1A).

Purchases and sales of securities (excluding temporary cash investments) for the year ended October 31, 2010 aggregated $98,213,460 and $29,392,670, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 -- quoted prices in active markets for identical securities

  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets:


---------------------------------------------------------------------------------------------------
                                         Level 1      Level 2            Level 3       Total
---------------------------------------------------------------------------------------------------
 Preferred Stocks                        $ 71,025     $         --       $     --      $     71,025
 Common Stocks                            100,157          201,881         39,836           341,874
 Asset Backed Securities                       --          725,673             --           725,673
 Collateralized Mortgage Obligations           --          311,370             --           311,370
 Corporate Bonds                               --        9,107,900             --         9,107,900
 Senior Floating Rate Loan Interests           --      109,944,543        338,403       110,282,946
 Temporary Cash Investments                    --       13,500,000             --        13,500,000
---------------------------------------------------------------------------------------------------
 Total                                   $171,182     $133,791,367       $378,239      $134,340,788
===================================================================================================

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

---------------------------------------------------------------------------------
                                                                        Senior
                                                                        Floating
                                                        Common          Rate Loan
                                                        Stocks          Interests
---------------------------------------------------------------------------------
 Balance as of 10/31/09                                 $     --        $      --
 Realized gain (loss)(1)                                      --               --
 Change in unrealized appreciation (depreciation)(2)          --               (3)
 Net purchases (sales)                                        --              290
 Transfers in and out of Level 3*                         39,836          338,116
---------------------------------------------------------------------------------
 Balance as of 10/31/10                                 $ 39,836        $ 338,403
=================================================================================

1 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*  Transfers are calculated on the date of transfer.

   Net change in unrealized appreciation (depreciation) of investments
     still held as of 10/31/10                                            $ (3)
                                                                          ----

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    35

Statement of Assets and Liabilities | 10/31/10


ASSETS:
  Investment in securities, at value (cost $132,458,220)      $134,340,788
  Cash                                                           1,920,747
  Receivables --
   Investment securities sold                                       12,834
   Fund shares sold                                              6,695,112
   Dividends and interest                                          577,987
   Due from Pioneer Investment Management, Inc.                     46,623
   Unrealized appreciation on unfunded corporate loans               2,221
  Other                                                             21,248
--------------------------------------------------------------------------
     Total assets                                             $143,617,560
--------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                            $  8,694,954
   Fund shares repurchased                                         252,079
   Dividends                                                        79,256
  Due to affiliates                                                 19,563
  Accrued expenses                                                  90,141
--------------------------------------------------------------------------
     Total liabilities                                        $  9,135,993
--------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                             $133,973,966
  Distributions in excess of net investment income                 (53,179)
  Accumulated net realized loss on investments                  (1,324,009)
  Net unrealized gain on investments                             1,884,789
--------------------------------------------------------------------------
     Total net assets                                         $134,481,567
==========================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $93,136,591/13,553,292 shares)            $       6.87
  Class C (based on $23,693,033/3,446,825 shares)             $       6.87
  Class Y (based on $17,651,943/2,561,741 shares)             $       6.89
MAXIMUM OFFERING PRICE:
  Class A ($6.87 [divided by] 95.5%)                          $       7.19
==========================================================================

The accompanying notes are an integral part of these financial statements.


36    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Statement of Operations

For the Year Ended 10/31/10



INVESTMENT INCOME:
  Dividends                                                $    7,250
  Interest                                                  4,613,233
-------------------------------------------------------------------------------------
     Total investment income                                               $4,620,483
-------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                          $  496,305
  Transfer agent fees and expenses
   Class A                                                     41,436
   Class C                                                     13,925
   Class Y                                                      1,032
  Distribution fees
   Class A                                                    128,816
   Class C                                                    176,271
  Shareholder communications expense                           25,991
  Administrative reimbursements                                25,969
  Custodian fees                                               28,084
  Registration fees                                            64,430
  Professional fees                                            74,584
  Printing expense                                             33,395
  Fees and expenses of nonaffiliated trustees                   7,106
  Miscellaneous                                                34,940
-------------------------------------------------------------------------------------
     Total expenses                                                        $1,152,284
     Less fees waived and expenses reimbursed by
       Pioneer Investment Management, Inc.                                   (107,555)
-------------------------------------------------------------------------------------
     Net expenses                                                          $1,044,729
-------------------------------------------------------------------------------------
       Net investment income                                               $3,575,754
-------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments:                                        $  666,674
-------------------------------------------------------------------------------------
  Change in net unrealized loss on:
   Investments                                             $2,598,306
   Unfunded corporate loans                                     2,698      $2,601,004
-------------------------------------------------------------------------------------
  Net gain on investments                                                  $3,267,678
-------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                     $6,843,432
=====================================================================================

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    37

Statements of Changes in Net Assets

For the Years Ended 10/31/10 and 10/31/09, respectively



---------------------------------------------------------------------------------------------------
                                                                     Year Ended         Year Ended
                                                                     10/31/10           10/31/09
---------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                $  3,575,754       $ 1,883,061
Net realized gain (loss) on investments                                   666,674          (929,610)
Change in net unrealized gain on investments and unfunded
  corporate loans                                                       2,601,004         7,323,161
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations              $  6,843,432       $ 8,276,612
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.32 and $0.33 per share, respectively)                 $ (2,329,063)      $  (863,290)
   Class C ($0.26 and $0.28 per share, respectively)                     (657,462)         (466,403)
   Class Y ($0.33 and $0.33 per share, respectively)                     (648,259)         (596,840)
---------------------------------------------------------------------------------------------------
     Total distributions to shareowners                              $ (3,634,784)      $(1,926,533)
---------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                     $132,808,051       $28,920,524
Reinvestment of distributions                                           2,205,306           997,101
Cost of shares repurchased                                            (56,402,730)      (12,266,283)
---------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                         $ 78,610,627       $17,651,342
---------------------------------------------------------------------------------------------------
   Net increase in net assets                                        $ 81,819,275       $24,001,421
NET ASSETS:
Beginning of year                                                      52,662,292        28,660,871
---------------------------------------------------------------------------------------------------
End of year                                                          $134,481,567       $52,662,292
---------------------------------------------------------------------------------------------------
Undistributed (distributions in excess of) net investment income     $    (53,179)      $    36,508
---------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


38    Pioneer Floating Rate Fund | Annual Report | 10/31/10

----------------------------------------------------------------------------------------------------
                                     '10 Shares     '10 Amount            '09 Shares     '09 Amount
----------------------------------------------------------------------------------------------------
Class A
Shares sold                          13,967,799     $ 94,637,506           3,599,114     $21,686,238
Reinvestment of distributions           246,024        1,663,322              92,549         542,487
Less shares repurchased              (4,815,258)     (32,448,645)         (1,156,580)     (7,123,551)
----------------------------------------------------------------------------------------------------
   Net increase                       9,398,565     $ 63,852,183           2,535,083     $15,105,174
====================================================================================================
Class C
Shares sold                           3,236,798     $ 21,901,053             664,751     $ 4,057,324
Reinvestment of distributions            49,493          334,915              39,535         213,648
Less shares repurchased              (1,847,449)     (12,467,892)           (301,385)     (1,701,294)
----------------------------------------------------------------------------------------------------
   Net increase                       1,438,842     $  9,768,076             402,901     $ 2,569,678
====================================================================================================
Class Y
Shares sold                           2,392,111     $ 16,269,492             544,860     $ 3,176,962
Reinvestment of distributions            30,491          207,069              45,813         240,966
Less shares repurchased              (1,697,930)     (11,486,193)           (614,827)     (3,441,438)
----------------------------------------------------------------------------------------------------
   Net increase (decrease)              724,672     $  4,990,368             (24,154)    $   (23,510)
====================================================================================================

The accompanying notes are an integral part of these financial statements.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    39

Financial Highlights

----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      Year Ended
                                                                                            10/31/10        10/31/09
----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                        $ 6.58          $ 5.64
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.31          $ 0.32
 Net realized and unrealized gain (loss) on investments                                       0.30            0.95
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $ 0.61          $ 1.27
Distributions to shareowners:
 Net investment income                                                                      $(0.32)         $(0.33)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 6.87          $ 6.58
======================================================================================================================
Total return*                                                                                 9.44%          23.50%
Ratio of net expenses to average net assets+                                                  1.10%           1.10%
Ratio of net investment income to average net assets+                                         4.48%           5.26%
Portfolio turnover rate                                                                         37%             23%
Net assets, end of period (in thousands)                                                    $93,183         $27,333
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.29%           1.58%
 Net investment income                                                                        4.30%           4.78%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.10%           1.10%
 Net investment income                                                                        4.48%           5.26%
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      2/14/07 (a)
                                                                                            10/31/08        to 10/31/07
-----------------------------------------------------------------------------------------------------------------------
Class A
Net asset value, beginning of period                                                        $ 7.29          $ 7.50
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.40          $ 0.32
 Net realized and unrealized gain (loss) on investments                                      (1.62)          (0.23)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $(1.22)         $ 0.09
Distributions to shareowners:
 Net investment income                                                                      $(0.43)         $(0.30)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 5.64          $ 7.29
=======================================================================================================================
Total return*                                                                               (17.57)%          1.21%(b)
Ratio of net expenses to average net assets+                                                  1.10%           1.10%**
Ratio of net investment income to average net assets+                                         5.85%           6.31%**
Portfolio turnover rate                                                                         30%             49%(b)
Net assets, end of period (in thousands)                                                    $9,130          $11,216
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.40%           1.47%**
 Net investment income                                                                        5.55%           5.94%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.10%           1.10%**
 Net investment income                                                                        5.85%           6.31%**
=======================================================================================================================

(a) Class A shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


40  Pioneer Floating Rate Fund | Annual Report | 10/31/10

----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      Year Ended
                                                                                            10/31/10        10/31/09
----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                        $ 6.58          $ 5.63
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.25          $ 0.27
 Net realized and unrealized gain (loss) on investments                                       0.30            0.96
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $ 0.55          $ 1.23
Distributions to shareowners:
 Net investment income                                                                      $(0.26)         $(0.28)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 6.87          $ 6.58
======================================================================================================================
Total return*                                                                                 8.47%          22.63%
Ratio of net expenses to average net assets+                                                  2.00%           2.00%
Ratio of net investment income to average net assets+                                         3.59%           4.60%
Portfolio turnover rate                                                                         37%             23%
Net assets, end of period (in thousands)                                                    $23,703         $13,219
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 2.04%           2.29%
 Net investment income                                                                        3.55%           4.31%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 2.00%           2.00%
 Net investment income                                                                        3.59%           4.60%
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      2/14/07 (a)
                                                                                            10/31/08        to 10/31/07
-----------------------------------------------------------------------------------------------------------------------
Class C
Net asset value, beginning of period                                                        $ 7.29          $ 7.50
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.34          $ 0.28
 Net realized and unrealized gain (loss) on investments                                      (1.63)          (0.23)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $(1.29)         $ 0.05
Distributions to shareowners:
 Net investment income                                                                      $(0.37)         $(0.26)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 5.63          $ 7.29
=======================================================================================================================
Total return*                                                                               (18.46)%          0.70%(b)
Ratio of net expenses to average net assets+                                                  2.00%           2.00%**
Ratio of net investment income to average net assets+                                         4.96%           5.38%**
Portfolio turnover rate                                                                         30%             49%(b)
Net assets, end of period (in thousands)                                                    $9,040          $10,959
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 2.30%           2.32%**
 Net investment income                                                                        4.66%           5.06%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 2.00%           2.00%**
 Net investment income                                                                        4.96%           5.38%**
=======================================================================================================================

(a) Class C shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


                       Pioneer Floating Rate Fund | Annual Report | 10/31/10  41

----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      Year Ended
                                                                                            10/31/10        10/31/09
----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                        $ 6.59          $ 5.64
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.32          $ 0.32
 Net realized and unrealized gain (loss) on investments                                       0.31            0.96
----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $ 0.63          $ 1.28
Distributions to shareowners:
 Net investment income                                                                      $(0.33)         $(0.33)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 6.89          $ 6.59
======================================================================================================================
Total return*                                                                                 9.71%          23.70%
Ratio of net expenses to average net assets+                                                  0.92%           1.09%
Ratio of net investment income to average net assets+                                         4.67%           5.58%
Portfolio turnover rate                                                                         37%             23%
Net assets, end of period (in thousands)                                                    $17,659         $12,109
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 0.95%           1.24%
 Net investment income                                                                        4.64%           5.43%
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 0.92%           1.09%
 Net investment income                                                                        4.67%           5.58%
======================================================================================================================

-----------------------------------------------------------------------------------------------------------------------
                                                                                            Year Ended      2/14/07 (a)
                                                                                            10/31/08        to 10/31/07
-----------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                                                        $ 7.29          $ 7.50
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income                                                                      $ 0.40          $ 0.33
 Net realized and unrealized gain (loss) on investments                                      (1.62)          (0.24)
-----------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from investment operations                          $(1.22)         $ 0.09
Distributions to shareowners:
 Net investment income                                                                      $(0.43)         $(0.30)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $ 5.64          $ 7.29
=======================================================================================================================
Total return*                                                                               (17.53)%          1.24%(b)
Ratio of net expenses to average net assets+                                                  1.08%           1.11%**
Ratio of net investment income to average net assets+                                         5.82%           6.27%**
Portfolio turnover rate                                                                         30%             49%(b)
Net assets, end of period (in thousands)                                                    $10,491         $9,730
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
 Net expenses                                                                                 1.27%           1.32%**
 Net investment income                                                                        5.63%           6.06%**
Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
 Net expenses                                                                                 1.08%           1.11%**
 Net investment income                                                                        5.82%           6.27%**
=======================================================================================================================

(a) Class Y shares were first publicly offered on February 14, 2007.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
(b) Not annualized.
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.


42  Pioneer Floating Rate Fund | Annual Report | 10/31/10

Notes to Financial Statements | 10/31/10

1. Organization and Significant Accounting Policies

Pioneer Floating Rate Fund (the Fund) is a series of Pioneer Series Trust VI, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares designated as Class A, Class C, and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on February 14, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund invests in below investment grade (high yield) debt securities. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Fund's investments in foreign markets or countries with limited developing markets may also subject the Fund to a greater degree of risk than investments in a developed market. Risks associated with these markets include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions. The Fund's prospectus contains unaudited information regarding


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    43
the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. Senior loans for which no reliable price quotes are available will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed-income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities or loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.


44    Pioneer Floating Rate Fund | Annual Report | 10/31/10

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At October 31, 2010, two securities were valued using fair value methods (in addition to securities valued using prices supplied by independent pricing services) representing 0.5% of net assets. Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    45

   At October 31, 2010, The fund had a net capital loss carryforward of $1,317,201, of which, the following amounts will expire between 2016 and 2017 if not utilized: $349,923 in 2016 and $967,278 in 2017.

   At October 31, 2010, the Fund has reclassified $30,657 to increase distributions in excess net investment income and $30,657 to decrease accumulated net realized loss on investments, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   The tax character of distributions paid during the years ended October 31, 2010 and October 31, 2009 was as follows:

   -----------------------------------------------------------------------------
                                                           2010             2009
   -----------------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                                   $3,634,784       $1,926,533
   -----------------------------------------------------------------------------
      Total                                          $3,634,784       $1,926,533
   =============================================================================

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2010:

   -----------------------------------------------------------------------------
                                                                           2010
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                    $    75,477
   Capital loss carryforward                                         (1,317,201)
   Current year dividend payable                                        (79,256)
   Unrealized appreciation                                            1,828,581
   -----------------------------------------------------------------------------
      Total                                                         $   507,601
   =============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax treatment of premium and adjustments relating to catastrophe bonds.

C. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A (UniCredit), earned approximately $54,439 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2010.

D. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.


46    Pioneer Floating Rate Fund | Annual Report | 10/31/10

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, and Class Y shares can reflect different transfer agent and distribution expense rates.

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.60% of the Fund's average daily net assets up to $500 million and 0.55% of the excess over $500 million. For the year ended October 31, 2010, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.10% and 2.00% of the Fund's average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through March 1, 2012 for Class A shares and through March 1, 2011 for Class C shares. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    47

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $6,888 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2010.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended October 31, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                $18,225
 Class C                                                                  5,732
 Class Y                                                                  2,034
--------------------------------------------------------------------------------
    Total                                                               $25,991
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $8,863 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2010.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $3,812 in distribution fees payable to PFD at October 31, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made


48    Pioneer Floating Rate Fund | Annual Report | 10/31/10
on or after April 1, 2009). Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchases as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2010, CDSCs in the amount of $5,117 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2010, the Fund's expenses were not reduced under such arrangements.

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended October 31, 2010, the Fund had no borrowings under this agreement.

7. Unfunded Loan Commitments

As of October 31, 2010, the Fund had unfunded loan commitments of approximately $250,000 (excluding unrealized appreciation on those commitments of $2,221 as of October 31, 2010), which could be extended at the option of the borrower pursuant to the following loan agreements:


--------------------------------------------------------------------------------
                                                                     Unfunded
 Borrower                                                            Commitment
--------------------------------------------------------------------------------
 Reynolds Group, Delayed Draw Term Loan                              $250,000


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    49

In addition the Fund had the following bridge loan commitments outstanding as of October 31, 2010:

--------------------------------------------------------------------------------------------
                                                                                  Net
                                                                                  Unrealized
 Loan                                      Shares      Cost          Value        Gain
--------------------------------------------------------------------------------------------
 MedAssets, Inc., Bridge Loan, 9/20/11     458,184     $458,184      $458,184     $--
 PAETEC Holding Corp., Senior Secured
  Bridge Facility, 3/12/11                 800,000     $800,000      $800,000     $--
--------------------------------------------------------------------------------------------
 Total                                                                            $--
=============================================================================================

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


50    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust VI and the Shareowners
of Pioneer Floating Rate Fund
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Floating Rate Fund (the "Fund") (one of the portfolios constituting Pioneer Series Trust VI), including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian, brokers and agent banks or by other appropriate auditing procedures where replies from brokers and agent banks were not received. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Floating Rate Fund at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 28, 2010

                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    51

ADDITIONAL INFORMATION (unaudited)

The percentages of the Fund's ordinary income distributions that are exempt from nonresident alien (NRA) tax withholding resulting from qualified interest income and qualified short term gains were 96.21% and 0.0%, respectively.


52    Pioneer Floating Rate Fund | Annual Report | 10/31/10

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 57 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


                     Pioneer Floating Rate Fund | Annual Report | 10/31/10    53

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 2007.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund (Rus-
                            sia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of Fidu-
                            ciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
----------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


54  Pioneer Floating Rate Fund | Annual Report | 10/31/10

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (66)   Trustee          Trustee since 2007.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (62)    Trustee          Trustee since 2007.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.


----------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age         Principal Occupation                                                  Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
David R. Bock (66)   Interim Chief Executive Officer, Oxford Analytica, Inc. (privately    Director of Enterprise Com-
                     held research and consulting company) (2010 - present); Man-          munity Investment, Inc.
                     aging Partner, Federal City Capital Advisors (corporate advisory      (privately held affordable
                     services company) (1997 - 2004 and 2008 - present); Execu-            housing finance company)
                     tive Vice President and Chief Financial Officer, I-trax, Inc. (pub-   (1985 - present); Director
                     licly traded health care services company) (2004 - 2007); and         of Oxford Analytica, Inc.
                     Executive Vice President and Chief Financial Officer, Pedestal Inc.   (2008 - present); and
                     (internet-based mortgage trading company) (2000 - 2002)               Director of New York
                                                                                           Mortgage Trust (publicly
                                                                                           traded mortgage REIT)
                                                                                           (2004 - 2009)
----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)    President, Bush International, LLC (international financial advi-     Director of Marriott Interna-
                     sory firm) (1991 - present); Managing Director, Federal Housing       tional, Inc. (2008 -
                     Finance Board (oversight of Federal Home Loan Bank system)            present); Director of Dis-
                     (1989 - 1991); Vice President and Head of International               cover Financial Services
                     Finance, Federal National Mortgage Association (1988 - 1989);         (credit card issuer and elec-
                     U.S. Alternate Executive Director, International Monetary Fund        tronic payment services)
                     (1984 - 1988); Executive Assistant to Deputy Secretary of the         (2007 - present); Former
                     U.S. Treasury, U.S. Treasury Department (1982 - 1984); and            Director of Briggs & Stratton
                     Vice President and Team Leader in Corporate Banking, Bankers          Co. (engine manufacturer)
                     Trust Co. (1976 - 1982)                                               (2004 - 2009); Director of
                                                                                           UAL Corporation (airline
                                                                                           holding company) (2006 -
                                                                                           present); Director of Man-
                                                                                           Tech International Corpora-
                                                                                           tion (national security,

                       Pioneer Floating Rate Fund | Annual Report | 10/31/10  55

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age                Principal Occupation                                           Held by this Trustee
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                   defense, and intelligence
                                                                                           technology firm) (2006 -
                                                                                           present); Member, Board of
                                                                                           Governors, Investment Com-
                                                                                           pany Institute (2007 -
                                                                                           present); Former Director of
                                                                                           Brady Corporation (2000 -
                                                                                           2007); Former Director of
                                                                                           Mortgage Guaranty Insur-
                                                                                           ance Corporation (1991 -
                                                                                           2006); Former Director of
                                                                                           Millennium Chemicals, Inc.
                                                                                           (commodity chemicals)
                                                                                           (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds
                                                                                           Tobacco Holdings, Inc.
                                                                                           (tobacco) (1999 - 2005);
                                                                                           and Former Director of
                                                                                           Texaco, Inc. (1997 - 2001)
------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional
                            University (1972 - present)                                    Funds Investment Trust and
                                                                                           Mellon Institutional Funds
                                                                                           Master Portfolio (oversaw
                                                                                           17 portfolios in fund com-
                                                                                           plex) (1989 - 2008)
------------------------------------------------------------------------------------------------------------------------


56  Pioneer Floating Rate Fund | Annual Report | 10/31/10

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee         Trustee since 2007.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee         Trustee since 2007.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee         Trustee since 2007.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (82)        Trustee         Trustee since 2007.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-   Director, Broadridge Finan-
                            ogy products for securities lending industry) (2008 - present);    cial Solutions, Inc. (investor
                            Private investor (2004 - 2008); and Senior Executive Vice Presi-   communications and securi-
                            dent, The Bank of New York (financial and securities services)     ties processing provider for
                            (1986 - 2004)                                                      financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and Member, Board of Gov-
                                                                                               ernors, Investment Company
                                                                                               Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -         Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)     Fund, Inc. (closed-end
                                                                                               investment company); and
                                                                                               Director, AMVESCAP, PLC
                                                                                               (investment manager)
                                                                                               (1997 - 2005)
------------------------------------------------------------------------------------------------------------------------------

                       Pioneer Floating Rate Fund | Annual Report | 10/31/10  57

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (45)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (47)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (50)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Treasurer   Since 2007. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (52)           Assistant Treasurer   Since 2007. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (47)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------


58  Pioneer Floating Rate Fund | Annual Report | 10/31/10

--------------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (30)   Assistant Treasurer   Since 2009. Serves at
                                              the discretion of the
                                              Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance      Since 2010. Serves at
                        Officer               the discretion of the
                                              Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


                       Pioneer Floating Rate Fund | Annual Report | 10/31/10  59

                           This page for your notes.


60    Pioneer Floating Rate Fund | Annual Report | 10/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014


Our toll-free fax                                                 1-800-225-4240


Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)


Visit our web site: www.pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Pioneer Multi-Asset
Real Return Fund
--------------------------------------------------------------------------------
Annual Report | October 31, 2010
--------------------------------------------------------------------------------

Ticker Symbols:

Class A   PMARX

Class C   PRRCX

Class Y   PMYRX







[LOGO] PIONEER
       Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Comparing Ongoing Fund Expenses                                              14

Schedule of Investments                                                      16

Financial Statements                                                         26

Notes to Financial Statements                                                32

Report of Independent Registered Public Accounting Firm                      40

Approval of Investment Advisory Agreement                                    41

Trustees, Officers and Service Providers                                     44


            Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    1

President's Letter

Dear Shareowner,

Through the first nine months of 2010, the U.S. economy moved forward on a slow path to recovery. But with the memory of a deep recession still lingering, businesses and consumers remained cautious about both investing and spending. While business fundamentals showed signs of improvement, there was still a reluctance to hire, and high unemployment remains a problem. Wary investors, concerned about risk, gravitated towards cash and bonds. We remain generally optimistic about the prospects for economic recovery, although it may occur more slowly than many would like.

At Pioneer, we have long advocated the benefits of staying diversified and investing for the long term. This strategy has generally performed well for many investors. Bond markets certainly rewarded investors in the first nine months of 2010. While the equity markets barely budged, equities at the end of September 2010 were inexpensive relative to bonds, compared with historic levels, and represented potentially good value for long-term investors.

Pioneer has not changed the basic approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. Our experienced professionals devote themselves to the careful research needed to identify investment opportunities in markets around the world.

Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.


2    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. We greatly appreciate your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


            Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    3

Portfolio Management Discussion | 10/31/10

In the following discussion, portfolio managers Michele Garau and Robert Urie, who are responsible for the day-to-day management of Pioneer Multi-Asset Real Return Fund, review recent market events and describe the factors that affected the Fund's performance during the period from the Fund's inception on May 3, 2010 through October 31, 2010.

Q Pioneer Multi-Asset Real Return Fund is one of the most recent additions to the Pioneer fund family. What is the goal of this Fund?

A The Fund seeks to generate real returns - or in other words, returns in excess of inflation - across a full range of economic environments. While many real return portfolios focus on just real assets (such as gold, commodities, oil, and real estate) and/or Treasury Inflation Protected Securities (or "TIPS"), we believe that a diversified, flexible approach that allocates between real assets and traditional financial assets, such as stocks and bonds, can yield better results over time. As growth and inflation levels change, we can place a greater emphasis on securities that we believe will add the most value to the Fund based on their historical patterns of performance. We believe our "go anywhere" approach provides the Fund a level of flexibility best suited to meeting the Fund's objectives.

   In addition to seeking asset classes that provide low correlations with one another, we also examine the volatility between the Fund's portfolio and the overall market. Our goal is to make sure that the investments in the Fund can offset one another. For example, we make an effort to balance investments that typically perform well in a low-inflation environment, such as Treasuries or emerging markets stocks, with those that perform better in a higher-inflation environment, such as gold or oil. In this way, we seek to provide the Fund's investors a lower-volatility approach to achieving positive real returns over time.

Q How did the Fund perform during the abbreviated reporting period ended October 31, 2010?

A From the Fund's inception on May 3, 2010 through October 31, 2010, Class A shares of the Fund returned 6.30%, while the Fund's benchmark, the Barclays Capital U.S. Treasury TIPS 1-10 Year Index (the Barclays Index), returned 4.66%. Meanwhile, over the same period from May 3, 2010 through October 31, 2010, the average return of the 171 mutual funds in Lipper's Flexible Portfolio Funds category was 5.02%.


4    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Q What was the Fund's broad positioning during the abbreviated reporting period ended October 31, 2010?

A The Fund was positioned with a weighting of approximately 55% in global fixed income, 35% in global equities, and 10% in commodities. Additionally, with a tilt toward Asian currencies, the Fund was underweight to the U.S. dollar relative to the benchmark, which is 100% in U.S. dollars. The Fund's currency view is expressed in non-dollar equity and bond holdings. The allocations worked well, as they enabled the Fund to participate in the revival in global growth while at the same time protecting the Fund against volatility. For example, concerns about the European debt crisis caused the world equity markets to plummet immediately upon the inception of the Fund last May. While the Fund's equity holdings lost ground, the impact was cushioned by a position in U.S. Treasuries, which rose amid the ensuing global "flight to safety." Later in the period, the portfolio's weighting in stocks allowed the Fund to participate in the equity market's rebound based on the prospects for improving economic growth. We believe that those examples help illustrate the potential value of the Fund's extensive diversification.

Q Please discuss the performance and positioning of the Fund's equity weighting during the abbreviated reporting period ended October 31, 2010.

A The equity portion of the Fund's portfolio produced a positive return and helped overall performance relative to the benchmark, which has a zero weighting in stocks. In addition to holding a position in the U.S. market, the Fund has exposure to the equity markets in Brazil, Singapore, and Malaysia through direct equity investments and positions in single-country exchange-traded funds, or ETFs. Those holdings all gained substantial ground amid the continued strong growth of the world's emerging economies. However, the Fund's positions in the aerospace and defense industries - which we achieved through individual stock positions - were a drag on returns due to concerns over reduced government spending on defense.

   Overall, we believe that the equity portion of the Fund's portfolio is positioned to benefit in the event the rate of inflation declines -- known as disinflation -- or even if we experience deflation, by investing in multinational companies that enjoy pricing power, such as Nestle, Altria Group, and Unilever. We expect that consumers will continue to use those companies' products even if we enter a deflationary environment, which would enable the companies' cash flows to hold up relatively well. We believe that represents a prime example of how the Fund's broad investment universe enables us to hedge the full range of potential outcomes for the global economy.

   We also favor stocks with increasing dividends, as yield is becoming increasingly hard to come by at a time of low short-term interest rates. We achieved


            Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    5
   the Fund's dividend exposure through investments in individual equities and in the iShares Dow Jones Select Dividend ETF.

Q How is the Fund's fixed-income weighting positioned, and how did this affect performance over the abbreviated reporting period ended October 31, 2010?

A An overweight to nominal Treasuries versus TIPS served the Fund well, as bond yields fell sharply (reflecting a rise in bond prices). The Fund's Treasury allocation, which has been an element of our investment strategy since the Fund's inception last May, is geared to offset the potential risk of the allocation to equities. However, both the Fund's equity and government bond holdings performed so well during the period that the relative attractiveness of the strategy decreased as the Fund's fiscal year progressed. In addition, we felt comfortable taking on more risk following the U.S. Federal Reserve Board's (the Fed's) recent announcement that it plans to increase the money supply in order to promote growth (a policy known as "quantitative easing.") We therefore opted to increase the Fund's allocation to equities relative to its bond position. Additionally, we increased the Fund's position in TIPS to take advantage of the Fed's desire to raise inflation expectations.

   The Fund also holds a weighting in government bonds issued by Brazil and Indonesia, as well as select corporate bonds from emerging market issuers. We believe the investments provide both an attractive yield and a way to gain exposure to the stronger economic growth of those regions. Emerging market bonds, as a group, fared well during the period, and so the Fund's positioning was a positive for performance. The investments also provided exposure to foreign currencies. The Barclays Index, in contrast, is 100% invested in U.S. dollars. At a time of U.S. dollar weakness, the Fund's positioning in emerging markets also added positively to relative performance. The Fund's weighting in non-U.S. bonds stood at 10.8% on October 31, 2010.

   The Fund's position in investment-grade corporate bonds, high-yield bonds, and securitized bank loans, which together accounted for a weighting of 7.0% at the end of the reporting period, were an additional contributor to relative performance. Those asset classes were helped by the combination of better-than-expected corporate earnings, an improving growth outlook, and investors' preference for higher-yielding securities at a time of low short-term interest rates.

Q  Please discuss the Fund's positioning in commodities.

A In the commodities segment of the Fund's portfolio, 5.2% was allocated to gold as of the close of the fiscal year-end reporting period on October 31, 2010. The price of gold surged during the past six months, reflecting investor concerns about currency devaluation in the industrialized economies in


6    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10
   general, and the United States in particular. The Fund also held a 2.4% position in oil, which produced a solid gain from the time that we established the position a few days after the Fund launched last May.

   While inflation may not be a near-term problem, we believe the Fund's oil and gold positions can help protect against an unexpected increase in prices. The Fund's position in gold also may provide a measure of protection against global currency instability. Meanwhile, we are maintaining a limited Fund allocation to oil until the supply/demand fundamentals change to favor the commodity, as there is more than enough supply available to satisfy the current demand.

   We also built a Fund position in food-related agricultural commodities, based on widespread crop failures and increasing conflicts over water resources. That position stood at 2.6% of Fund assets at the close of the period on October 31, 2010.

Q  Do you have any closing thoughts for investors?

A Although there is a high level of uncertainty regarding the outlook for the global economy, one fact is clear: not all opportunities in the global markets are created equal. Thanks to the Fund's "go-anywhere" approach, we, as managers, are not constrained by the need to invest the Fund only in certain asset classes. Instead, we can look for the most compelling ideas across the full range of potential investments that the global financial markets have to offer. We believe that our approach will help the Fund achieve its goal of providing investors with strong real returns over time.


Please refer to the Schedule of Investments on pages 16-25 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. Pioneer Multi-Asset Real Return ("MARR") Fund has the ability to invest in a wide variety of securities and asset classes. In addition, the Fund is non-diversified which means it can invest a higher percentage of its assets in the securities of any one or more issuers. This will increase the Fund's potential risk exposure. The Fund may invest in underlying funds (ETFs and unit investment trusts). In addition to the Fund's operating expenses, you will indirectly bear the operating expenses of investments in any underlying funds. The Fund and some of the underlying funds employ leverage, which increases the volatility of investment returns and subjects the Fund to magnified losses if an underlying fund's investments decline in value. The Fund and some of the underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund and some of the underlying funds may employ short selling, a speculative strategy. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The Fund may invest in inflation-linked securities. As inflationary expectations increase, inflation-linked


            Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    7
securities may become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, inflation-linked securities will become less attractive and less valuable. The Fund may invest in credit default swaps, which may in some cases be illiquid, and they increase credit risk since the fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap. The Fund may invest in subordinated securities which may be disproportionately adversely affected by a default or even a perceived decline in creditworthiness of the issuer. The Fund may invest in floating rate loans. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. The Fund may invest in event-linked bonds. The return of principal and the payment of interest on event-linked bonds are contingent on the non-occurrence of a pre-defined "trigger" event, such as a hurricane or an earthquake of a specific magnitude. The Fund may invest in commodities. The value of commodity-linked derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, factors affecting a particular industry or commodity, international economic, political and regulatory developments, supply and demand, and governmental regulatory policies. Investments in equity securities are subject to price fluctuation. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Investments in fixed income securities involve interest rate, credit, inflation, and reinvestment risks. As interest rates rise, the value of fixed income securities falls. The Fund may invest in mortgage-backed securities, which during times of fluctuating interest rates may increase or decrease more than other fixed-income securities. Mortgage-Backed securities are also subject to pre-payments. Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages.

High yield bonds possess greater price volatility, illiquidity, and possibility of default. There is no assurance that these and other strategies used by the Fund or underlying funds will be successful. These risks may increase share price volatility.

Please see the prospectus for a more complete discussion of the Fund's risks.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


8    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Portfolio Summary | 10/31/10

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Bonds                                                      30.1%
Exchange Traded Index Funds                                                27.6%
Foreign Government Bonds                                                   10.1%
Foreign Equities                                                            8.5%
U.S. Common Stocks                                                          8.4%
U.S. Corporate Bonds                                                        7.0%
Temporary Cash Investments                                                  6.1%
Depositary Receipts for International Stocks                                1.9%
Senior Secured Loan                                                         0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

[THE DATA BELOW WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Government                                                                 42.9%
Financials                                                                 27.7%
Materials                                                                   6.9%
Consumer Staples                                                            6.5%
Telecommunication Services                                                  4.4%
Industrials                                                                 3.5%
Energy                                                                      2.6%
Information Technology                                                      2.2%
Health Care                                                                 1.7%
Consumer Discretionary                                                      1.1%
Utilities                                                                   0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

    1.  U.S. Treasury Bonds, 1.0%, 4/30/12                               14.51%
--------------------------------------------------------------------------------
    2.  U.S. Treasury Bonds, 4.625%, 2/15/40                              5.44
--------------------------------------------------------------------------------
    3.  iShares S&P 500 Index Fund                                        5.02
--------------------------------------------------------------------------------
    4.  U.S. Treasury Inflation Notes, 1.25%, 7/15/20                     4.47
--------------------------------------------------------------------------------
    5.  Indonesia Treasury Bond, 11.0%, 11/15/20                          4.44
--------------------------------------------------------------------------------
    6.  Federal Republic of Brazil, 12.5%, 1/5/16                         4.38
--------------------------------------------------------------------------------
    7.  iShares Dow Jones Securities Index Fund                           3.88
--------------------------------------------------------------------------------
    8.  U.S. Treasury Bonds, 2.625%, 8/15/20                              3.62
--------------------------------------------------------------------------------
    9.  iShares Dow Jones International Select Dividend Index Fund        3.41
--------------------------------------------------------------------------------
   10.  Australia Government Bond, 4.75%, 11/15/12                        1.93

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


            Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    9

Prices and Distributions | 10/31/10

Net Asset Value per Share
--------------------------------------------------------------------------------

      Class                     10/31/10                     5/3/10
       A                         $10.63                      $10.00
--------------------------------------------------------------------------------
       C                         $10.60                      $10.00
--------------------------------------------------------------------------------
       Y                         $10.65                      $10.00
--------------------------------------------------------------------------------

Distributions per Share: 5/3/10-10/31/10
--------------------------------------------------------------------------------

                   Net Investment        Short-Term         Long-Term
      Class           Income            Capital Gains     Capital Gains
       A               $ --                  $ --              $ --
--------------------------------------------------------------------------------
       C               $ --                  $ --              $ --
--------------------------------------------------------------------------------
       Y               $ --                  $ --              $ --
--------------------------------------------------------------------------------

The Barclays Capital U.S. Treasury TIPS 1-10 Year Index is an unmanaged index comprised of U.S. Treasury Inflation Protected Securities (TIPS) having a maturity of at least 1 year and less than 10 years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 million Investment" charts on pages 11-13.


10    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Multi-Asset Real Return Fund at public offering price, compared to that of the Barclays Capital U.S. Treasury TIPS 1-10 Year Index.

Average Annual Total Returns
(As of October 31, 2010)
--------------------------------------------------------------------------------
                                            Net Asset       Public Offering
Period                                      Value (NAV)     Price (POP)
--------------------------------------------------------------------------------
Life-of-Class
(5/3/10)                                    6.30%           1.53%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 30, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            1.89%           1.30%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Multi-Asset           Barclays Capital U.S. Treasury
                Real Return Fund              TIPS 1-10 Year Index
5/10             9,550                        10,000
10/10           10,351                        10,481

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/11 for Class A shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    11

Performance Update | 10/31/10                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Multi-Asset Real Return Fund, compared to that of the Barclays Capital U.S. Treasury TIPS 1-10 Year Index.


Average Annual Total Returns
(As of October 31, 2010)
--------------------------------------------------------------------------------
                                            If              If
Period                                      Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/3/10)                                    6.00%           5.00%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 30, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            2.64%           2.20%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer Multi-Asset           Barclays Capital U.S. Treasury
                Real Return Fund              TIPS 1-10 Year Index
5/10            10,000                        10,000
10/10           10,716                        10,481

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/11 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Performance Update | 10/31/10                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Pioneer Multi-Asset Real Return Fund, compared to that of the Barclays Capital U.S. Treasury TIPS 1-10 Year Index.

Average Annual Total Returns
(As of October 31, 2010)
--------------------------------------------------------------------------------
                                            If              If
Period                                      Held            Redeemed
--------------------------------------------------------------------------------
Life-of-Class
(5/3/10)                                    6.50%           6.50%
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated March 30, 2010)
--------------------------------------------------------------------------------
                                            Gross           Net
--------------------------------------------------------------------------------
                                            1.51%           1.00%
--------------------------------------------------------------------------------

[THE DATA BELOW WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $5,000,000 Investment

                Pioneer Multi-Asset           Barclays Capital U.S. Treasury
                Real Return Fund              TIPS 1-10 Year Index
5/10            5,000,000                     5,000,000
10/10           5,428,135                     5,240,513

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 4/1/11 for Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Multi-Asset Real Return Fund

Based on actual returns from May 3, 2010, through October 31, 2010.

-------------------------------------------------------------------------------------
 Share Class                                    A               C               Y
-------------------------------------------------------------------------------------
 Beginning Account Value on 5/3/10          $1,000.00       $1,000.00       $1,000.00
-------------------------------------------------------------------------------------
 Ending Account Value (after expenses)
 on 10/31/10                                $1,063.00       $1,060.00       $1,065.00
-------------------------------------------------------------------------------------
 Expenses Paid During Period*               $    6.17       $   10.27       $    4.63
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.00%, and 0.90% for Class A, Class C, and Class Y shares respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period)


14    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Multi-Asset Real Return Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from May 3, 2010, through October 31, 2010.


-------------------------------------------------------------------------------------
 Share Class                                    A               C               Y
-------------------------------------------------------------------------------------
 Beginning Account Value on 5/3/10          $1,000.00       $1,000.00       $1,000.00
-------------------------------------------------------------------------------------
 Ending Account Value (after expenses)
 on 10/31/10                                $1,018.95       $1,014.96       $1,020.44
-------------------------------------------------------------------------------------
 Expenses Paid During Period*               $    6.04       $   10.05       $    4.53
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.20%, 2.00%, and 0.90% for Class A, Class C, and Class Y shares respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period)


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    15

Schedule of Investments | 10/31/10 (Consolidated)

---------------------------------------------------------------------------------------------------------
 Shares                                                                                       Value
---------------------------------------------------------------------------------------------------------
                                                 COMMON STOCKS -- 17.8%
                                                 ENERGY -- 0.6%
                                                 Oil & Gas Exploration & Production -- 0.6%
   249,000                                       CNOOC, Ltd.                                  $   515,866
                                                                                              -----------
                                                 Total Energy                                 $   515,866
---------------------------------------------------------------------------------------------------------
                                                 MATERIALS -- 0.4%
                                                 Forest Products -- 0.4%
    16,986                                       Sino-Forest Corp.                            $   335,657
                                                                                              -----------
                                                 Total Materials                              $   335,657
---------------------------------------------------------------------------------------------------------
                                                 CAPITAL GOODS -- 2.4%
                                                 Aerospace & Defense -- 1.7%
    11,648                                       Northrop Grumman Corp.                       $   736,270
     8,942                                       United Technologies Corp.                        668,593
                                                                                              -----------
                                                                                              $ 1,404,863
---------------------------------------------------------------------------------------------------------
                                                 Industrial Conglomerates -- 0.5%
    20,000                                       Keppel Corp.                                 $   154,155
    18,500                                       SM Investments Corp                              235,023
                                                                                              -----------
                                                                                              $   389,178
---------------------------------------------------------------------------------------------------------
                                                 Industrial Machinery -- 0.2%
     1,100                                       Fanuc, Ltd.                                  $   159,242
                                                                                              -----------
                                                 Total Capital Goods                          $ 1,953,283
---------------------------------------------------------------------------------------------------------
                                                 TRANSPORTATION -- 0.4%
                                                 Airlines -- 0.2%
     8,640                                       Deutsche Lufthansa AG                        $   184,378
---------------------------------------------------------------------------------------------------------
                                                 Airport Services -- 0.2%
     2,500                                       Fraport AG Frankfurt Airport                 $   158,009
                                                                                              -----------
                                                 Total Transportation                         $   342,387
---------------------------------------------------------------------------------------------------------
                                                 AUTOMOBILES & COMPONENTS -- 0.2%
                                                 Automobile Manufacturers -- 0.2%
    25,500                                       PT Astra International Tbk                   $   162,629
                                                                                              -----------
                                                 Total Automobiles & Components               $   162,629
---------------------------------------------------------------------------------------------------------
                                                 FOOD, BEVERAGE & TOBACCO -- 4.5%
                                                 Packaged Foods & Meats -- 1.7%
    17,756                                       Nestle SA (A.D.R.)                           $   973,917
   300,000                                       PT Indofood Sukses Makmur Tbk                    174,545
   210,000                                       Universal Robina Corp.                           212,692
                                                                                              -----------
                                                                                              $ 1,361,154
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


16    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
 Shares                                                                                       Value
---------------------------------------------------------------------------------------------------------
                                                 Soft Drinks -- 1.6%
    11,952                                       Coca-Cola Co.                                $   732,897
     8,931                                       PepsiCo, Inc.                                    583,194
                                                                                              -----------
                                                                                              $ 1,316,091
---------------------------------------------------------------------------------------------------------
                                                 Tobacco -- 1.2%
    37,419                                       Altria Group, Inc.                           $   951,191
                                                                                              -----------
                                                 Total Food, Beverage & Tobacco               $ 3,628,436
---------------------------------------------------------------------------------------------------------
                                                 HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
                                                 Household Products -- 0.4%
     5,425                                       Kimberly-Clark Corp.                         $   343,620
---------------------------------------------------------------------------------------------------------
                                                 Personal Products -- 0.2%
     6,000                                       Kao Corp.                                    $   152,321
                                                                                              -----------
                                                 Total Household & Personal Products          $   495,941
---------------------------------------------------------------------------------------------------------
                                                 PHARMACEUTICALS & BIOTECHNOLOGY -- 1.5%
                                                 Pharmaceuticals -- 1.5%
    26,190                                       Bristol-Myers Squibb Co.                     $   704,511
    14,555                                       Merck & Co., Inc.                                528,055
                                                                                              -----------
                                                                                              $ 1,232,566
                                                                                              -----------
                                                 Total Pharmaceuticals &
                                                 Biotechnology                                $ 1,232,566
---------------------------------------------------------------------------------------------------------
                                                 BANKS -- 2.1%
                                                 Diversified Banks -- 2.1%
   130,000                                       Banco de Oro Unibank, Inc.                   $   184,848
   240,000                                       Bank Rakyat Indonesia Tbk                        306,126
   888,000                                       Industrial and Commercial Bank of
                                                 China, Ltd.                                      714,808
    50,000                                       Malayan Banking Bhd                              144,648
   100,000                                       Metropolitan Bank & Trust Co.                    182,634
    16,181                                       United Overseas Bank, Ltd.                       232,942
                                                                                              -----------
                                                                                              $ 1,766,006
                                                                                              -----------
                                                 Total Banks                                  $ 1,766,006
---------------------------------------------------------------------------------------------------------
                                                 REAL ESTATE -- 0.8%
                                                 Diversified Real Estate Activities -- 0.2%
     9,000                                       Mitsubishi Estate Co., Ltd.                  $   157,689
---------------------------------------------------------------------------------------------------------
                                                 Industrial Real Estate Investment Trust -- 0.2%
    82,594                                       Ascendas Real Estate Investment
                                                 Trust, Ltd.                                  $   131,405
---------------------------------------------------------------------------------------------------------
                                                 Real Estate Development -- 0.3%
   130,000                                       China Overseas Land &
                                                 Investment, Ltd.                             $   273,352
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    17

---------------------------------------------------------------------------------------------------------
 Shares                                                                                       Value
---------------------------------------------------------------------------------------------------------
                                                 Retail Real Estate Investment Trust -- 0.1%
    81,381                                       CapitaMall Trust, Inc.                       $   124,447
                                                                                              -----------
                                                 Total Real Estate                            $   686,893
---------------------------------------------------------------------------------------------------------
                                                 SOFTWARE & SERVICES -- 0.7%
                                                 Internet Software & Services -- 0.3%
     9,600                                       Tencent Holdings, Ltd.                       $   219,817
---------------------------------------------------------------------------------------------------------
                                                 Systems Software -- 0.4%
    13,165                                       Microsoft Corp.                              $   351,045
                                                                                              -----------
                                                 Total Software & Services                    $   570,862
---------------------------------------------------------------------------------------------------------
                                                 TELECOMMUNICATION SERVICES -- 3.1%
                                                 Integrated Telecommunication Services -- 2.7%
    16,775                                       Deutsche Telekom AG                          $   241,728
    43,000                                       Koninklijke KPN NV                               717,008
  250,000                                        PT Telekomunikasi Indonesia Tbk                  254,545
   14,365                                        Verizon Communications, Inc.                     466,432
   43,652                                        Windstream Corp.                                 552,634
                                                                                              -----------
                                                                                              $ 2,232,347
---------------------------------------------------------------------------------------------------------
                                                 Wireless Telecommunication Services -- 0.4%
   32,000                                        China Mobile, Ltd.                           $   325,907
                                                                                              -----------
                                                 Total Telecommunication Services             $ 2,558,254
---------------------------------------------------------------------------------------------------------
                                                 UTILITIES -- 0.5%
                                                 Water Utilities -- 0.5%
  700,000                                        China Water Affairs Group, Ltd.              $   268,195
  300,000                                        Manila Water Co, Inc.                            130,490
                                                                                              -----------
                                                                                              $   398,685
                                                                                              -----------
                                                 Total Utilities                              $   398,685
---------------------------------------------------------------------------------------------------------
                                                 TOTAL COMMON STOCKS
                                                 (Cost $13,712,705)                           $14,647,465
---------------------------------------------------------------------------------------------------------
                    Floating       S&P/Moody's
Principal           Rate (d)       Ratings
Amount ($)          (unaudited)    (unaudited)
---------------------------------------------------------------------------------------------------------
                                                 CORPORATE BONDS -- 6.5%
                                                 ENERGY -- 1.6%
                                                 Coal & Consumable Fuels -- 0.2%
 150,000                             BBB-/Baa3   Consol Energy, Inc., 7.875%, 3/1/12          $   160,500
---------------------------------------------------------------------------------------------------------
                                                 Integrated Oil & Gas -- 0.6%
 485,000                             BBB-/Baa1   Petrobras International Finance, Ltd.,
                                                 5.875%, 3/1/18                               $   542,432
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


18    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

                    Floating      S&P/Moody's
Principal           Rate (d)      Ratings
Amount ($)          (unaudited)   (unaudited)                                                 Value
---------------------------------------------------------------------------------------------------------
                                                 Oil & Gas Exploration & Production -- 0.8%
   160,000                               BB/B1   Denbury Resources, Inc.,
                                                 7.5%, 12/15/15                               $   166,000
   355,000                            BBB/Baa1   Gaz Capital SA for Gazprom, Ltd.,
                                                 6.212%, 11/22/16                                 376,744
   100,000                              BB/Ba3   Whiting Petroleum, Inc.,
                                                 6.5%, 10/1/18                                    107,250
                                                                                              -----------
                                                                                              $   649,994
                                                                                              -----------
                                                 Total Energy                                 $ 1,352,926
---------------------------------------------------------------------------------------------------------
                                                 MATERIALS -- 0.6%
                                                 Diversified Metals & Mining -- 0.3%
   230,000                            BBB/Baa2   Xstrata Canada Corp.,
                                                 7.25%, 7/15/12                               $   249,113
---------------------------------------------------------------------------------------------------------
                                                 Paper Products -- 0.3%
   250,000                            BBB/Baa3   International Paper Co.,
                                                 5.25%, 4/1/16                                $   274,737
                                                                                              -----------
                                                 Total Materials                              $   523,850
---------------------------------------------------------------------------------------------------------
                                                 TRANSPORTATION -- 0.3%
                                                 Railroads -- 0.3%
   240,000                              BB-/B2   Kansas City Southern Railway Co.,
                                                 8.0%, 6/1/15                                 $   260,400
                                                                                              -----------
                                                 Total Transportation                         $   260,400
---------------------------------------------------------------------------------------------------------
                                                 MEDIA -- 0.8%
                                                 Cable & Satellite -- 0.8%
   280,000                           BBB+/Baa1   Comcast Corp., 5.3%, 1/15/14                 $   312,911
   300,000                            BBB/Baa2   Time Warner Cable, Inc.,
                                                 8.25%, 2/14/14                                   358,157
                                                                                              -----------
                                                                                              $   671,068
                                                                                              -----------
                                                 Total Media                                  $   671,068
---------------------------------------------------------------------------------------------------------
                                                 FOOD, BEVERAGE & TOBACCO -- 0.8%
                                                 Brewers -- 0.4%
   329,000                           BBB+/Baa2   Anheuser-Busch InBev, Inc.,
                                                 5.375%, 11/15/14                             $   371,682
---------------------------------------------------------------------------------------------------------
                                                 Packaged Foods & Meats -- 0.4%
   266,000                            BBB/Baa2   WM Wrigley Jr Co., 3.7%, 6/30/14             $   277,985
                                                                                              -----------
                                                 Total Food, Beverage & Tobacco               $   649,667
---------------------------------------------------------------------------------------------------------
                                                 BANKS -- 0.6%
                                                 Diversified Banks -- 0.6%
   350,000                           BBB+/Baa1   Intesa Sanpaolo S.p.A.,
                                                 8.047%, 6/29/49                              $   505,797
                                                                                              -----------
                                                 Total Banks                                  $   505,797
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    19

---------------------------------------------------------------------------------------------------------
                    Floating      S&P/Moody's
Principal           Rate (d)      Ratings
Amount ($)          (unaudited)   (unaudited)                                                 Value
---------------------------------------------------------------------------------------------------------
                                                 TECHNOLOGY HARDWARE & EQUIPMENT -- 1.0%
                                                 Communications Equipment -- 0.5%
    375,000                           BB+/Baa3   Motorola, Inc., 5.375%, 11/15/12             $   399,024
---------------------------------------------------------------------------------------------------------
                                                 Electronic Components -- 0.2%
    150,000                          BBB-/Baa3   Amphenol Corp., 4.75%, 11/15/14              $   163,172
---------------------------------------------------------------------------------------------------------
                                                 Office Electronics -- 0.3%
    230,000                          BBB-/Baa2   Xerox Corp., 4.25%, 2/15/15                  $   247,680
                                                                                              -----------
                                                 Total Technology Hardware &
                                                 Equipment                                    $   809,876
---------------------------------------------------------------------------------------------------------
                                                 TELECOMMUNICATION SERVICES -- 0.8%
                                                 Integrated Telecommunication Services        -- 0.8%
    350,000                          BBB+/Baa1   Bell Canada Corp., 4.85%, 6/30/14            $   367,970
    300,000               3.54        BBB-/Ba1   Qwest Corp., Floating Rate
                                                 Note, 6/15/13                                    314,250
                                                                                              -----------
                                                                                              $   682,220
                                                                                              -----------
                                                 Total Telecommunication Services             $   682,220
---------------------------------------------------------------------------------------------------------
                                                 TOTAL CORPORATE BONDS
                                                 (Cost $5,261,796)                            $ 5,455,804
---------------------------------------------------------------------------------------------------------
                                                 U.S. GOVERNMENT AND AGENCY
                                                 OBLIGATIONS -- 28.6%
 10,536,100                             NR/Aaa   U.S. Treasury Bonds, 1.0%, 4/30/12           $10,646,834
  2,650,000                             NR/Aaa   U.S. Treasury Bonds,
                                                 2.625%, 8/15/20                                2,652,486
  1,011,100                            AAA/Aa1   U.S. Treasury Bonds, 3.5%, 5/15/20             1,090,492
    620,000                            AAA/Aaa   U.S. Treasury Bonds,
                                                 3.875%, 8/15/40                                  606,825
  3,593,800                             NR/Aaa   U.S. Treasury Bonds,
                                                 4.625%, 2/15/40                                3,987,997
  3,053,020                            AAA/Aaa   U.S. Treasury Inflation Notes,
                                                 1.25%, 7/15/20                                 3,278,418
    580,756                            AAA/Aaa   U.S. Treasury Inflation Notes,
                                                 2.125%, 2/15/40                                  680,120
    254,195                            AAA/Aaa   U.S. Treasury Inflation Notes,
                                                 2.5%, 1/15/29                                    312,719
    283,665                            AAA/Aaa   U.S. Treasury Inflation Protected
                                                 Security, 1.25%, 4/15/14                         301,173
                                                                                              -----------
                                                                                              $23,557,064
---------------------------------------------------------------------------------------------------------
                                                 TOTAL U.S. GOVERNMENT AND
                                                 AGENCY OBLIGATIONS
                                                 (Cost $23,181,384)                           $23,557,064
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


20    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
                    Floating       S&P/Moody's
Principal           Rate (d)       Ratings
Amount ($)          (unaudited)    (unaudited)                                                Value
---------------------------------------------------------------------------------------------------------
                                                 FOREIGN GOVERNMENT BONDS -- 9.6%
     AUD 1,450,000                      NR/Aaa   Australia Government Bond,
                                                 4.75%, 11/15/12                              $ 1,417,089
     BRL 4,733,000                   BBB-/Baa3   Federal Republic of Brazil,
                                                 12.5%, 1/5/16                                  3,214,433
IDR 23,511,000,000                     BB+/Ba2   Indonesia Treasury Bond,
                                                 11.0%, 11/15/20                                3,254,612
                                                                                              -----------
                                                                                              $ 7,886,134
---------------------------------------------------------------------------------------------------------
                                                 TOTAL FOREIGN GOVERNMENT
                                                 BONDS
                                                 (Cost $7,616,593)                            $ 7,886,134
---------------------------------------------------------------------------------------------------------
 Shares
---------------------------------------------------------------------------------------------------------
                                                 EXCHANGE TRADED FUNDS -- 26.2%
            14,800                       NR/NR   Claymore/AlphaShares China All
                                                 All-Cap Exchange Traded Fund                 $   424,760
            75,500                       NR/NR   iShares Dow Jones International Select
                                                 Dividend Index Fund                            2,501,134
            59,200                       NR/NR   iShares Dow Jones Select Dividend
                                                 Index Fund                                     2,845,744
           195,000                       NR/NR   iShares FTSE/Xinhua Index Fund (b)               344,625
           317,800                       NR/NR   iShares Gold Trust Index Fund                  4,220,384
            24,600                       NR/NR   iShares MSCI Canada Index Fund                   711,186
            15,800                       NR/NR   iShares MSCI Germany Index Fund (b)              376,514
            51,000                       NR/NR   iShares MSCI Malaysia Index Fund                 717,570
            51,880                       NR/NR   iShares MSCI Singapore Index Fund (b)            707,643
            52,979                       NR/NR   iShares MSCI Taiwan Index Fund                   736,408
            31,000                       NR/NR   iShares S&P 500 Index Fund                     3,685,590
            71,200                       NR/NR   PowerShares DB Agriculture Fund                2,115,352
           158,100                       NR/NR   PowerShares DB Crude Fund                      1,974,668
            10,200                       NR/NR   ProShares UltraShort Financial
                                                 Exchange Traded Fund                             194,310
                                                                                              -----------
                                                                                              $21,555,888
---------------------------------------------------------------------------------------------------------
                                                 TOTAL EXCHANGE TRADED FUNDS
                                                 (Cost $20,560,949)                           $21,555,888
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    21

---------------------------------------------------------------------------------------------------------
                    Floating      S&P/Moody's
Principal           Rate (d)      Ratings
Amount ($)          (unaudited)   (unaudited)                                                 Value
---------------------------------------------------------------------------------------------------------
                                                 SENIOR FLOATING RATE LOAN
                                                 INTEREST -- 0.3%**
                                                 SOFTWARE & SERVICES -- 0.3%
                                                 Data Processing & Outsourced Services -- 0.3%
   250,000           5.25             BBB-/Ba1   Fidelity National Information Services,
                                                 Inc., Term B Loan, 7/18/16                   $   253,080
---------------------------------------------------------------------------------------------------------
                                                 TOTAL SENIOR FLOATING RATE
                                                 LOAN INTEREST
                                                 (Cost $247,500)                              $   253,080
---------------------------------------------------------------------------------------------------------
                                                 TEMPORARY CASH INVESTMENTS -- 5.8%
                                                 Repurchase Agreement -- 3.9%
 3,195,000                                       Bank of America, Inc., 0.2%, dated
                                                 10/29/10, repurchase price of
                                                 $3,195,000 plus accrued interest on
                                                 11/1/10 collateralized by the following:
                                                   $3,215,724 U.S. Treasury Notes,
                                                     3.125%, 5/15/19                          $ 3,195,000
                                                                                              -----------
                                                 Total Repurchase Agreement                   $ 3,195,000
---------------------------------------------------------------------------------------------------------
                                                 SECURITIES LENDING COLLATERAL -- 1.9% (c)
                                                 Certificates of Deposit:
    43,166                                       Bank of Nova Scotia, 0.37%, 9/29/11          $    43,166
    30,216                                       BBVA Group NY, 0.61%, 7/26/11                     30,216
    43,166                                       BNP Paribas Bank NY,
                                                 0.38%, 11/8/10                                    43,166
    21,583                                       BNP Paribas Bank NY, 0.3%,  1/20/11               21,583
    43,166                                       Canadian Imperial Bank of Commerce
                                                 NY, 0.29%, 4/27/11                                43,166
    21,583                                       DNB Nor Bank ASA NY,
                                                 0.27%, 11/10/10                                   21,583
    43,166                                       Nordea New York, 0.5%, 12/10/10                   43,166
    43,166                                       RoboBank Netherland NV NY,
                                                 0.44%, 8/8/11                                     43,166
    43,166                                       Royal Bank of Canada NY,
                                                 0.26%, 1/21/11                                    43,166
    43,166                                       SocGen NY, 0.34%, 11/10/10                        43,166
    21,583                                       Svenska NY, 0.275%, 11/12/10                      21,583
                                                                                              -----------
                                                                                              $   397,127
---------------------------------------------------------------------------------------------------------
                                                 Commercial Paper:
    25,900                                       American Honda Finance,
                                                 0.28%, 5/4/11                                $    25,900
    17,353                                       American Honda Finance,
                                                 1.04%, 6/20/11                                    17,353
    15,874                                       Australia & New Zealand Banking
                                                 Group, 1.04%, 8/4/11                              15,874

The accompanying notes are an integral part of these financial statements.


22    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

---------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
Principal    Rate (d)      Ratings
Amount ($)   (unaudited)   (unaudited)                                                        Value
---------------------------------------------------------------------------------------------------------
                                                 Commercial Paper -- (continued)
    44,033                                       Caterpillar Financial Services Corp.,
                                                 1.04%, 6/24/11                               $    44,033
    47,483                                       CBA, 0.31%, 1/3/11                                47,483
    30,204                                       CHARFD, 0.31%, 12/14/10                           30,204
    25,893                                       CLIPPR, 0.28%, 12/1/10                            25,893
    38,089                                       FAIRPP, 0.3%, 11/9/10                             38,089
    17,262                                       FASCO, 0.27%, 12/1/10                             17,262
    43,171                                       Federal Home Loan Bank,
                                                 0.37%, 6/1/11                                     43,171
    21,582                                       GE Corp., 0.34%, 1/26/11                          21,582
     4,314                                       General Electric Capital Corp.,
                                                 0.37%, 6/6/11                                      4,314
    17,262                                       OLDLLC, 0.27%, 12/1/10                            17,262
    23,652                                       OLDLLC, 0.27%, 12/2/10                            23,652
    43,119                                       SEB, 0.0%, 2/7/11                                 43,119
    21,570                                       SOCNAM, 0.0%, 1/14/11                             21,570
    21,577                                       SRCPP, 0.27%, 12/6/10                             21,577
    32,384                                       STRAIT, 0.25%, 12/8/10                            32,384
    21,571                                       TBLLC, 0.0%, 1/10/11                              21,571
    21,578                                       TBLLC, 0.27%, 12/2/10                             21,578
    43,166                                       Toyota Motor Credit Corp.,
                                                 0.44%, 9/8/11                                     43,166
    26,297                                       VARFUN, 0.35%, 1/20/11                            26,297
    25,900                                       Wachovia, 0.39%, 3/22/11                          25,900
    17,280                                       Wachovia, 0.42%, 10/15/11                         17,280
    43,166                                       Westpac, 0.31%, 07/29/11                          43,166
                                                                                              -----------
                                                                                              $   689,680
---------------------------------------------------------------------------------------------------------
                                                 Tri-party Repurchase Agreements:
   115,314                                       Barclays Capital Markets,
                                                 0.22%, 11/1/10                               $   115,314
    86,332                                       Deutsche Bank Securities, Inc.,
                                                 0.21%, 11/1/10                                    86,332
    86,332                                       HSBC Bank USA NA, 0.22% 11/1/10                   86,332
    43,166                                       RBS Securities, Inc., 0.22%,  11/1/10             43,166
                                                                                              -----------
                                                                                              $   331,144
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    23

---------------------------------------------------------------------------------------------------------
             Floating      S&P/Moody's
             Rate (d)      Ratings
 Shares      (unaudited)   (unaudited)                                                        Value
---------------------------------------------------------------------------------------------------------
                                                 Money Market Mutual Funds:
  43,167                                         BlackRock Liquidity Temporary Cash Fund      $    43,167
  43,166                                         Dreyfus Preferred Money Market Fund               43,166
  43,166                                         Fidelity Prime Money Market Fund                  43,166
                                                                                              -----------
                                                                                              $   129,499
                                                                                              -----------
                                                 Total Securities Lending Collateral          $ 1,547,450
---------------------------------------------------------------------------------------------------------
                                                 TOTAL TEMPORARY CASH
                                                 INVESTMENTS
                                                 (Cost $4,742,450)                            $ 4,742,450
---------------------------------------------------------------------------------------------------------
                                                 TOTAL INVESTMENT IN SECURITIES -- 94.8%
                                                 (Cost $75,323,377) (a)                       $78,097,885
---------------------------------------------------------------------------------------------------------
                                                 OTHER ASSETS
                                                 AND LIABILITIES -- 5.2%                      $ 4,303,230
---------------------------------------------------------------------------------------------------------
                                                 TOTAL NET ASSETS -- 100.0%                   $82,401,115
=========================================================================================================

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

NR       Not rated by either S&P or Moody's.

** Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At October 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $75,359,114 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                              $2,887,695
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                                (148,924)
                                                                                      ----------
         Net unrealized gain                                                          $2,738,771
                                                                                      ==========

(b)      At October 31, 2010, the following securities were out on loan:

------------------------------------------------------------------------------------------------
         Shares       Security                                                        Value
------------------------------------------------------------------------------------------------
          145,000     iShares FTSE/Xinhua Index Fund                                  $  256,260
           15,000     iShares MSCI Germany Index Fund                                    357,450
           48,800     iShares MSCI Singapore Index Fund                                  665,632
            3,800     iShares MSCI South Korea Index Fund***                             213,750
------------------------------------------------------------------------------------------------
                      Total                                                           $1,493,092
================================================================================================

The accompanying notes are an integral part of these financial statements.


24    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

(c) Securities lending collateral is managed by Credit Suisse, AG, New York Branch.

***      Represents pending sale at period end.

(d) Debt obligation with a variable interest rate. Rate shown is rate at period end.

         Principal amounts are denominated in U.S. Dollars unless otherwise noted:

BRL      Brazilian Real
AUD      Australian Dollar
IDR      Indonesian Rupiah

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2010 aggregated $82,110,727 and $3,621,039, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

  Level 1 --   quoted prices in active markets for identical securities
  Level 2 --   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 --   significant unobservable inputs (including the Fund's own
               assumptions in determining fair value of investments)

The following is a summary of the inputs used as of October 31, 2010, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------------
                                                Level 1          Level 2          Level 3      Total
----------------------------------------------------------------------------------------------------------
 Common Stocks                                  $14,647,465      $        --      $--          $14,647,465
 Corporate Bonds                                         --        5,455,804       --            5,455,804
 U.S. government and agency obligations                  --       23,557,064       --           23,557,064
 Foreign government bonds                                --        7,886,134       --            7,886,134
 Exchange traded funds                           21,555,888               --       --           21,555,888
 Senior secured floating rate loan interest              --          253,080       --              253,080
 Temporary cash investments                              --        4,612,951       --            4,612,951
 Money market mutual funds                          129,499               --       --              129,499
----------------------------------------------------------------------------------------------------------
 Total                                          $36,332,852      $41,765,033      $--          $78,097,885
==========================================================================================================

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    25

Statement of Assets and Liabilities | 10/31/10 (Consolidated)

ASSETS:
  Investment in securities (including securities loaned of $1,493,091)
   (cost $75,323,377)                                                      $78,097,885
  Cash                                                                       1,508,385
  Receivables --
   Investment securities sold                                                1,644,349
   Fund shares sold                                                          4,418,765
   Dividends, interest and foreign taxes withheld                              532,028
   Due from Pioneer Investment Management, Inc.                                 56,608
  Other                                                                         30,386
--------------------------------------------------------------------------------------
     Total assets                                                          $86,288,406
--------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                         $ 2,216,329
   Fund shares repurchased                                                       3,000
   Upon return of securities loaned                                          1,547,450
  Due to affiliates                                                             32,185
  Accrued expenses                                                              88,327
--------------------------------------------------------------------------------------
     Total liabilities                                                     $ 3,887,291
--------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                          $79,336,926
  Undistributed net investment income                                          350,487
  Accumulated net realized loss on investments                                 (64,228)
  Net unrealized gain on investments                                         2,774,508
  Net unrealized gain on other assets and liabilities denominated in
   foreign currencies                                                            3,422
--------------------------------------------------------------------------------------
     Total net assets                                                      $82,401,115
======================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $41,573,887/3,910,475 shares)                          $     10.63
  Class C (based on $20,952,610/1,977,432 shares)                          $     10.60
  Class Y (based on $19,874,618/1,865,768 shares)                          $     10.65
MAXIMUM OFFERING PRICE:
  Class A ($10.63 [divided by] 95.5%)                                      $     11.13
======================================================================================

The accompanying notes are an integral part of these financial statements.


26    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Statement of Operations (Consolidated)

For the period from 5/3/10 (Commencement of Operations) to 10/31/10

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,170)                  $  159,106
  Interest (net of foreign taxes withheld of $940)                        413,251
  Income from securities loaned, net                                          187
-------------------------------------------------------------------------------------------------
     Total investment income                                                           $  572,544
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                      $  150,801
  Transfer agent fees and expenses
   Class A                                                                  5,440
   Class C                                                                  2,301
   Class Y                                                                    434
  Distribution fees
   Class A                                                                 23,734
   Class C                                                                 60,418
  Shareholder communications expense                                       23,787
  Administrative reimbursements                                             6,923
  Custodian fees                                                           10,024
  Registration fees                                                        38,632
  Professional fees                                                        62,836
  Printing expense                                                         26,000
  Fees and expenses of nonaffiliated trustees                               4,050
  Miscellaneous                                                             5,000
-------------------------------------------------------------------------------------------------
     Total expenses                                                                    $  420,380
-------------------------------------------------------------------------------------------------
     Less fees waived and expenses reimbursed by Pioneer
       Investment Management, Inc.                                                     $ (131,803)
-------------------------------------------------------------------------------------------------
     Net expenses                                                                      $  288,577
-------------------------------------------------------------------------------------------------
       Net investment income                                                           $  283,967
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
   Investments                                                         $  (64,228)
   Other assets and liabilities denominated in foreign currencies           4,406      $  (59,822)
-------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                         $2,774,508
   Other assets and liabilities denominated in foreign currencies           3,422      $2,777,930
-------------------------------------------------------------------------------------------------
  Net gain on investments                                                              $2,718,108
-------------------------------------------------------------------------------------------------
  Net increase in net assets resulting from operations                                 $3,002,075
=================================================================================================

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    27

Statements of Changes in Net Assets (Consolidated)

For the period from 5/3/10 (Commencement of Operations) to 10/31/10

------------------------------------------------------------------------------------------------------
                                                                                      5/3/10
                                                                                      (Commencement of
                                                                                      Operations) to
                                                                                      10/31/10
------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                                                 $    283,967
Net realized loss on investments and other assets and liabilities denominated in
  foreign currencies                                                                       (59,822)
Net unrealized gain on investments and other assets and liabilities denominated
  in foreign currencies                                                                  2,777,930
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                               $  3,002,075
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                                      $ 81,603,772
Cost of shares repurchased                                                              (2,204,732)
------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from
     Fund share transactions                                                          $ 79,399,040
------------------------------------------------------------------------------------------------------
   Net increase in net assets                                                         $ 82,401,115
NET ASSETS:
Beginning of period                                                                   $         --
------------------------------------------------------------------------------------------------------
End of period                                                                         $ 82,401,115
------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                   $    350,487
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
                                                                      '10 Shares          '10 Amount
------------------------------------------------------------------------------------------------------
Class A*
Shares sold                                                            4,108,781          $42,265,753
Less shares repurchased                                                 (198,306)          (2,089,208)
------------------------------------------------------------------------------------------------------
   Net increase                                                        3,910,475          $40,176,545
======================================================================================================
Class C*
Shares sold                                                            1,982,270          $20,193,017
Less shares repurchased                                                   (4,838)             (49,193)
------------------------------------------------------------------------------------------------------
   Net increase                                                        1,977,432          $20,143,824
======================================================================================================
Class Y*
Shares sold                                                            1,872,143          $19,145,002
Less shares repurchased                                                   (6,375)             (66,331)
------------------------------------------------------------------------------------------------------
   Net increase                                                        1,865,768          $19,078,671
======================================================================================================

* Fund shares were first publicly offered on May 3, 2010.

The accompanying notes are an integral part of these financial statements.


28    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Financial Highlights (Consolidated)

-----------------------------------------------------------------------------------------------
                                                                               5/3/10
                                                                               (Commencement of
                                                                               Operations) to
                                                                               10/31/10 (a)
-----------------------------------------------------------------------------------------------
 Class A
 Net asset value, beginning of period                                          $   10.00 (b)
-----------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                        $   0.03
  Net realized and unrealized gain on investments and other assets and
    liabilities denominated in foreign currencies                                  0.60
-----------------------------------------------------------------------------------------------
    Net increase in net assets from investment operations                      $   0.63
-----------------------------------------------------------------------------------------------
 Net increase in net asset value                                               $   0.63
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $  10.63
===============================================================================================
 Total return*                                                                      6.30%***
 Ratio of net expenses to average net assets                                        1.20%**
 Ratio of net investment income to average net assets                               1.44%**
 Portfolio turnover rate                                                               8%***
 Net assets, end of period (in thousands)                                      $  41,574
 Ratios with no waiver of fees and assumption of expenses by the Adviser
  Net expenses                                                                      1.94%**
  Net investment income                                                             0.69%**
 Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      1.20%**
  Net investment income                                                             1.44%**
===============================================================================================

(a) Class A shares were first publicly offered on May 3, 2010.
(b) Class A beginning capital was recorded on inception date at $10.00 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    29

-----------------------------------------------------------------------------------------------
                                                                               5/3/10
                                                                               (Commencement of
                                                                               Operations) to
                                                                               10/31/10 (a)
-----------------------------------------------------------------------------------------------
 Class C
 Net asset value, beginning of period                                          $   10.00 (b)
-----------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                        $   0.02
  Net realized and unrealized gain on investments and other assets and
    liabilities denominated in foreign currencies                                  0.58
-----------------------------------------------------------------------------------------------
    Net increase in net assets from investment operations                      $   0.60
-----------------------------------------------------------------------------------------------
 Net increase in net asset value                                               $   0.60
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $  10.60
===============================================================================================
 Total return*                                                                      6.00%***
 Ratio of net expenses to average net assets                                        2.00%**
 Ratio of net investment income to average net assets                               0.67%**
 Portfolio turnover rate                                                               8%***
 Net assets, end of period (in thousands)                                      $  20,953
 Ratios with no waiver of fees and assumption of expenses by the Adviser
  Net expenses                                                                      2.50%**
  Net investment income                                                             0.17%**
 Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      2.00%**
  Net investment income                                                             0.67%**
===============================================================================================

(a) Class C shares were first publicly offered on May 3, 2010.
(b) Class C beginning capital was recorded on inception date at $10.00 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of the period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.


30    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

-----------------------------------------------------------------------------------------------
                                                                               5/3/10
                                                                               (Commencement of
                                                                               Operations) to
                                                                               10/31/10 (a)
-----------------------------------------------------------------------------------------------
 Class Y
 Net asset value, beginning of period                                          $   10.00 (b)
-----------------------------------------------------------------------------------------------
 Increase from investment operations:
  Net investment income                                                        $   0.05
  Net realized and unrealized gain on investments and other assets and
    liabilities denominated in foreign currencies                                  0.60
-----------------------------------------------------------------------------------------------
    Net increase in net assets from investment operations                      $   0.65
-----------------------------------------------------------------------------------------------
 Net increase in net asset value                                               $   0.65
-----------------------------------------------------------------------------------------------
 Net asset value, end of period                                                $  10.65
===============================================================================================
 Total return*                                                                      6.50%***
 Ratio of net expenses to average net assets                                        0.90%**
 Ratio of net investment income to average net assets                               1.78%**
 Portfolio turnover rate                                                               8%***
 Net assets, end of period (in thousands)                                      $  19,875
 Ratios with no waiver of fees and assumption of expenses by the Adviser
  Net expenses                                                                      1.41%**
  Net investment income                                                             1.26%**
 Ratios with waiver of fees and assumption of expenses by the Adviser and reduction for fees paid indirectly:
  Net expenses                                                                      0.90%**
  Net investment income                                                             1.78%**
===============================================================================================

(a) Class Y shares were first publicly offered on May 3, 2010.
(b) Class Y beginning capital was recorded on inception date at $10.00 per share.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
*** Not Annualized.

The accompanying notes are an integral part of these financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    31

Notes to Financial Statements | 10/31/10 (Consolidated)

1. Organization and Significant Accounting Policies

Pioneer Multi-Asset Real Return Fund (the Fund) is one of two portfolios comprising Pioneer Series Trust VI, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's investment objective is to seek total return.

The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y shares were first publicly offered on May 3, 2010. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates and economic and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

The Fund may gain exposure to commodities (such as oil and precious metals) through investment in commodity-related investments, including commodity-linked derivatives, ETFs and leveraged or unleveraged commodity-linked notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices). The Fund also may invest in equity securities of issuers in commodity-related industries. The Fund's investments


32    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10
in commodity-related investments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. Commodity-related investments may be more volatile than the underlying commodities. In addition, commodity-linked investments are subject to counterparty risk due to there being a relatively small number of issuers. The Fund intends to gain exposure to commodity-related investments by investing in the Pioneer Cayman Commodity Fund, Ltd. (the Subsidiary), a foreign entity that will be treated as a controlled foreign corporation for U.S. federal income tax purposes. The Fund may invest up to 25% of its total assets in the Subsidiary. The Fund's ability to invest in commodity-related investments, and the means through which any such investments may be made, will be limited by tax considerations.

The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A. Security Valuation

   Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
   (NYSE) is open, as of the close of regular trading on the NYSE. Senior floating rate loan interests (senior loans) are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. Senior loans for which no reliable price quotes are available will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations. Fixed income securities with remaining maturity of more than sixty days are valued at prices supplied by independent pricing services, which consider such factors as market


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10 33 prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices. Securities or loans for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

   Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

   The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At October 31, 2010, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services). Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. Short-term fixed income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

   Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.

   Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial reporting purposes.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


34    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. At October 31, 2010, the Fund had no outstanding forward foreign currency settlement contracts.


D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

   At October 31, 2010, The Fund had a net capital loss carryforward of $53,013, which will expire in 2018 if not utilized.

   At October 31, 2010, the Fund has reclassified $66,520 to increase undistributed net investment income, 4,406 to increase accumulated net realized loss


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    35
   on investments and $62,114 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

   There were no distributions paid during the year ended October 31, 2010.

   The following shows the components of distributable earnings on a federal income tax basis at October 31, 2010:

   -----------------------------------------------------------------------------
                                                                           2010
   -----------------------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income                                     $  375,009
   Capital loss carryforward                                            (53,013)
   Unrealized appreciation                                            2,742,193
   -----------------------------------------------------------------------------
      Total                                                          $3,064,189
   =============================================================================

   The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash-sales, interest accruals on preferred stocks, the tax basis adjustments on partnerships and the tax treatment of premium and amortization.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $21,889 in underwriting commissions on the sale of Class A shares during the year ended October 31, 2010.

F. Class Allocations

   Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

   Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see
   Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

   Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.


36    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Securities Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. If the required market value of the collateral is less than the value of the loaned securities, the borrower is required to deliver additional collateral for the account of the Fund prior to the close of business on that day. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at an annual rate of 0.70% of the average daily net assets of the Fund, excluding assets invested in the Subsidiary and on which the Subsidiary pays a management fee.

The Subsidiary has entered into a separate management contract with PIM, pursuant to which PIM manages the assets of the Subsidiary. As compensation for its management services to the Subsidiary and expenses incurred with respect to the Subsidiary, the Subsidiary pays PIM a fee at the annual rate of 0.70% of the Subsidiary's average daily net assets.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    37

PIM has contractually agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 1.20%, 2.10% and 0.90% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2011. Fees and expenses of other investment companies in which the Fund may invest are not included in the expense limitations noted above. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $4,880 in management fees, administrative costs and certain other reimbursements payable to PIM at October 31, 2010.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended October 31, 2010, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
 Shareholder Communications:
--------------------------------------------------------------------------------
 Class A                                                                 $20,600
 Class C                                                                   3,165
 Class Y                                                                      22
--------------------------------------------------------------------------------
    Total:                                                               $23,787
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $24,767 in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at October 31, 2010.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution


38    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10
services with regard to Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $2,538 in distribution fees payable to PFD at October 31, 2010.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended October 31, 2010, CDSCs in the amount of $90 were paid to PFD.

5. Basis for Consolidation for the Pioneer Multi-Asset Real Return Fund

The consolidated financial statements of the Fund include the accounts of the Subsidiary. All intercompany accounts and transactions have been eliminated. The Subsidiary, a Cayman Islands exempted company, was incorporated on February 10, 2010 and is wholly-owned and controlled by the Fund. The Fund is the sole shareholder of the Subsidiary. It is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. The Fund and the Subsidiary are both managed by PIM. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. As of October 31, 2010, the Subsidiary represented approximately $8,304,796 or approximately 10.1% of the net assets of the Fund.

6. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS which may result in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended October 31, 2010, the Fund's expenses were not reduced under such arrangements.

7. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all events and transactions for potential recognition or disclosure and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Pioneer Series Trust VI and the Shareowners of Pioneer Multi-Asset Real Return Fund
--------------------------------------------------------------------------------
We have audited the accompanying consolidated statement of assets and liabilities of Pioneer Multi-Asset Real Return Fund (the "Fund") (one of the portfolios constituting the Pioneer Series Trust VI), including the consolidated schedule of investments, as of October 31, 2010, and the related consolidated statements of operations for the period from May 3, 2010 (commencement of operations) through October 31, 2010, the consolidated statements of changes in net assets for the period from May 3, 2010 (commencement of operations) through October 31, 2010, and the consolidated financial highlights for the period from May 3, 2010 (commencement of operations) through October 31, 2010. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Multi-Asset Real Return Fund at October 31, 2010, the consolidated results of their operations, the statements of changes in net assets and the financial highlights for the period from May 3, 2010 (commencement of operations) through October 31, 2010, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
December 28, 2010


40    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Approval of Investment Advisory Agreement (unaudited)

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Multi-Asset Real Return Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. Based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved an investment advisory agreement for the Fund. In considering the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the agreement.

PIM also serves as the investment adviser to Pioneer Cayman Commodity Fund, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Trustees, including the independent Trustees voting separately, unanimously approved an investment advisory agreement for the Subsidiary (the Subsidiary Management Agreement). The factors considered by the Trustees in approving the Subsidiary Management Agreement were substantially the same as the factors described below with respect to the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that would be provided by PIM to the Fund under the investment advisory agreement. The Trustees reviewed PIM's investment approach for the Fund and its research process, and considered the resources of PIM and the personnel of PIM who would provide investment management services to the Fund. The Trustees also considered that, as administrator, PIM would be responsible for the administration of the Fund's business and other affairs. The Trustees considered the quality of such services provided by PIM to the other Pioneer Funds. The Trustees considered the fees to be paid to PIM for the provision of administration services. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that PIM would provide to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
In considering the investment advisory agreement, the Trustees noted that Fund was newly-offered and did not have a performance history. The Trustees also noted that no other Pioneer Funds have similar investment strategies to the Fund. The Trustees considered the performance results provided at regular Board meetings for other Pioneer Funds and concluded that the investment performance of such other Pioneer Funds supported the approval of the investment advisory agreement.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    41

Management Fee and Expenses
The Trustees considered information compiled by Strategic Insight Simfund, an independent third party, to compare the Fund's proposed management fee and anticipated expense ratio with the funds included in the Morningstar World Allocation Mutual Fund category and to a peer group of funds identified by PIM from funds included in the Morningstar World Allocation Mutual Fund and Morningstar Long-Short Mutual Fund categories. The Trustees considered that the Fund's proposed management fee would rank in the second quintile relative to both the funds included in the Morningstar World Allocation Mutual Fund category and to the peer group of funds identified by PIM. The Trustees also considered that, taking into account the contractual expense limitation agreed to by PIM with respect to the Fund, the Fund's anticipated expense ratio would rank in the third quintile relative to the funds included in the Morningstar World Allocation Mutual Fund category, and in the second quintile relative to the peer group identified by PIM. The Trustees noted that although assets invested by the Fund in the Subsidiary are excluded from the calculation of the Fund's management fee, the Fund indirectly pays a management fee with respect to assets invested in the Subsidiary because the Subsidiary pays a management fee pursuant to the Subsidiary Management Agreement. The Trustees noted that the Subsidiary pays PIM a management fee at the same rate that the Fund pays PIM. The Trustees concluded that the proposed management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services to be provided by PIM. The Trustees also concluded that the Fund's anticipated expense ratio was reasonable, taking into account the quality of services to be provided by PIM and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees did not consider PIM's profitability with respect to the management of the Fund in approving the investment advisory agreement because the Fund was newly-offered and profitability information was not available.

Economies of Scale
The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits
The Trustees considered the other potential benefits to PIM from its relationship with the Fund, including the character and amount of fees that would be paid by the Fund, other than under the investment advisory agreement, for services that would be provided by PIM and its affiliates, and the revenues



42    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10
and profitability of PIM's businesses other than the fund business. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the investment advisory agreement for the Fund.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    43

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Fund's Trustees and officers are listed below, together with their principal occupations during at least the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a trustee of each of the 57 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a trustee of 44 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Statement of Additional Information of the Fund includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-225-6292.


44    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Interested Trustees

--------------------------------------------------------------------------------
                           Position Held             Length of Service
Name and Age               with the Fund             and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Chairman of the Board,   Trustee since 2010.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Trustee and Executive    Trustee since 2010.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation                                                 Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (84)*    Non-Executive Chairman and a director of Pioneer Investment          None
                            Management USA Inc. ("PIM-USA"); Chairman and a director of
                            Pioneer; Chairman and Director of Pioneer Institutional Asset
                            Management, Inc. (since 2006); Director of Pioneer Alternative
                            Investment Management Limited (Dublin); President and a direc-
                            tor of Pioneer Alternative Investment Management (Bermuda)
                            Limited and affiliated funds; Deputy Chairman and a director of
                            Pioneer Global Asset Management S.p.A. ("PGAM") (until April
                            2010); Director of PIOGLOBAL Real Estate Investment Fund (Rus-
                            sia) (until June 2006); Director of Nano-C, Inc. (since 2003);
                            Director of Cole Management Inc. (since 2004); Director of Fidu-
                            ciary Counseling, Inc.; President and Director of Pioneer Funds
                            Distributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
----------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (52)*   Director, CEO and President of PIM-USA (since February 2007);        None
                            Director and President of Pioneer and Pioneer Institutional Asset
                            Management, Inc. (since February 2007); Executive Vice Presi-
                            dent of all of the Pioneer Funds (since March 2007); Director of
                            PGAM (2007 - 2010); Head of New Europe Division, PGAM
                            (2000 - 2005); and Head of New Markets Division, PGAM
                            (2005 - 2007)
----------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.


             Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10  45

Independent Trustees

--------------------------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
--------------------------------------------------------------------------------
David R. Bock (66)   Trustee          Trustee since 2010.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
--------------------------------------------------------------------------------
Mary K. Bush (62)    Trustee          Trustee since 2010.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.

----------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age         Principal Occupation                                                  Held by this Trustee
----------------------------------------------------------------------------------------------------------------------
David R. Bock (66)   Interim Chief Executive Officer, Oxford Analytica, Inc. (privately    Director of Enterprise Com-
                     held research and consulting company) (2010 - present); Man-          munity Investment, Inc.
                     aging Partner, Federal City Capital Advisors (corporate advisory      (privately held affordable
                     services company) (1997 - 2004 and 2008 - present); Execu-            housing finance company)
                     tive Vice President and Chief Financial Officer, I-trax, Inc. (pub-   (1985 - present); Director
                     licly traded health care services company) (2004 - 2007); and         of Oxford Analytica, Inc.
                     Executive Vice President and Chief Financial Officer, Pedestal Inc.   (2008 - present); and
                     (internet-based mortgage trading company) (2000 - 2002)               Director of New York Mort-
                                                                                           gage Trust (publicly traded
                                                                                           mortgage REIT) (2004 -
                                                                                           2009)
----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (62)    President, Bush International, LLC (international financial advi-     Director of Marriott Interna-
                     sory firm) (1991 - present); Managing Director, Federal Housing       tional, Inc. (2008 -
                     Finance Board (oversight of Federal Home Loan Bank system)            present); Director of Dis-
                     (1989 - 1991); Vice President and Head of International               cover Financial Services
                     Finance, Federal National Mortgage Association (1988 - 1989);         (credit card issuer and elec-
                     U.S. Alternate Executive Director, International Monetary Fund        tronic payment services)
                     (1984 - 1988); Executive Assistant to Deputy Secretary of the         (2007 - present); Former
                     U.S. Treasury, U.S. Treasury Department (1982 - 1984); and            Director of Briggs & Stratton
                     Vice President and Team Leader in Corporate Banking, Bankers          Co. (engine manufacturer)
                     Trust Co. (1976 - 1982)                                               (2004 - 2009); Director of
                                                                                           UAL Corporation (airline
                                                                                           holding company) (2006 -
                                                                                           present); Director of Man-
                                                                                           Tech International Corpora-
                                                                                           tion (national security,

46  Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Mary K. Bush (continued)
--------------------------------------------------------------------------------
Benjamin M. Friedman (66)   Trustee         Trustee since 2010.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                           Other Directorships
Name and Age                Principal Occupation                                           Held by this Trustee
-----------------------------------------------------------------------------------------------------------------------
Mary K. Bush (continued)                                                                   defense, and intelligence
                                                                                           technology firm) (2006 -
                                                                                           present); Member, Board of
                                                                                           Governors, Investment Com-
                                                                                           pany Institute (2007 -
                                                                                           present); Former Director of
                                                                                           Brady Corporation (2000 -
                                                                                           2007); Former Director of
                                                                                           Mortgage Guaranty Insur-
                                                                                           ance Corporation (1991 -
                                                                                           2006); Former Director of
                                                                                           Millennium Chemicals, Inc.
                                                                                           (commodity chemicals)
                                                                                           (2002 - 2005); Former
                                                                                           Director, R.J. Reynolds
                                                                                           Tobacco Holdings, Inc.
                                                                                           (tobacco) (1999 - 2005);
                                                                                           and Former Director of
                                                                                           Texaco, Inc. (1997 - 2001)
-----------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (66)   William Joseph Maier Professor of Political Economy, Harvard   Trustee, Mellon Institutional
                            University (1972 - present)                                    Funds Investment Trust and
                                                                                           Mellon Institutional Funds
                                                                                           Master Portfolio (oversaw
                                                                                           17 portfolios in fund com-
                                                                                           plex) (1989 - 2008)
-----------------------------------------------------------------------------------------------------------------------

             Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10  47

--------------------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
--------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Trustee         Trustee since 2010.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Thomas J. Perna (60)        Trustee         Trustee since 2010.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Marguerite A. Piret (62)    Trustee         Trustee since 2010.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------
Stephen K. West (82)        Trustee         Trustee since 2010.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                               Other Directorships
Name and Age                Principal Occupation                                               Held by this Trustee
------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (63)   Founding Director, Vice President and Corporate Secretary, The     None
                            Winthrop Group, Inc. (consulting firm) (1982 - present);
                            Desautels Faculty of Management, McGill University (1999 -
                            present); and Manager of Research Operations and Organiza-
                            tional Learning, Xerox PARC, Xerox's Advance Research Center
                            (1990 - 1994)
------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (60)        Chairman and Chief Executive Officer, Quadriserv, Inc. (technol-   Director, Broadridge Finan-
                            ogy products for securities lending industry) (2008 - present);    cial Solutions, Inc. (investor
                            Private investor (2004 - 2008); and Senior Executive Vice Presi-   communications and securi-
                            dent, The Bank of New York (financial and securities services)     ties processing provider for
                            (1986 - 2004)                                                      financial services industry)
                                                                                               (2009 - present); and
                                                                                               Director, Quadriserv, Inc.
                                                                                               (2005 - present)
------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (62)    President and Chief Executive Officer, Newbury, Piret & Company,   Director of New America
                            Inc. (investment banking firm) (1981 - present)                    High Income Fund, Inc.
                                                                                               (closed-end investment
                                                                                               company) (2004 - present);
                                                                                               and Member, Board of Gov-
                                                                                               ernors, Investment Company
                                                                                               Institute (2000 - 2006)
------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (82)        Senior Counsel, Sullivan & Cromwell LLP (law firm) (1998 -         Director, The Swiss Helvetia
                            present); and Partner, Sullivan & Cromwell LLP (prior to 1998)     Fund, Inc. (closed-end
                                                                                               investment company); and
                                                                                               Director, AMVESCAP, PLC
                                                                                               (investment manager)
                                                                                               (1997 - 2005)
------------------------------------------------------------------------------------------------------------------------------


48  Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

Fund Officers

--------------------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
--------------------------------------------------------------------------------
Christopher J. Kelley (45)   Secretary             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Carol B. Hannigan (49)       Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Thomas Reyes (47)            Assistant Secretary   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Mark E. Bradley (50)         Treasurer             Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Treasurer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------
Gary Sullivan (52)           Assistant Treasurer   Since 2010. Serves at
                                                   the discretion of the
                                                   Board.
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation                                                Held by this Officer
----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (45)   Vice President and Associate General Counsel of Pioneer since       None
                             January 2008 and Secretary of all of the Pioneer Funds since
                             June 2010; Assistant Secretary of all of the Pioneer Funds from
                             September 2003 to May 2010; and Vice President and Senior
                             Counsel of Pioneer from July 2002 to December 2007
----------------------------------------------------------------------------------------------------------------------
Carol B. Hannigan (49)       Fund Governance Director of Pioneer since December 2006 and         None
                             Assistant Secretary of all the Pioneer Funds since June 2010;
                             Manager -- Fund Governance of Pioneer from December 2003 to
                             November 2006; and Senior Paralegal of Pioneer from January
                             2000 to November 2003
----------------------------------------------------------------------------------------------------------------------
Thomas Reyes (47)            Counsel of Pioneer since June 2007 and Assistant Secretary of       None
                             all the Pioneer Funds since June 2010; and Vice President and
                             Counsel at State Street Bank from October 2004 to June 2007
----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (50)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (45)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (52)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
----------------------------------------------------------------------------------------------------------------------

             Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10  49

--------------------------------------------------------------------------------
                        Position Held         Length of Service
Name and Age            with the Fund         and Term of Office
--------------------------------------------------------------------------------
David F. Johnson (30)   Assistant Treasurer   Since 2010. Serves at
                                              the discretion of the
                                              Board.
--------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance      Since 2010. Serves at
                        Officer               the discretion of the
                                              Board.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                            Other Directorships
Name and Age            Principal Occupation                                                Held by this Officer
------------------------------------------------------------------------------------------------------------------
David F. Johnson (30)   Fund Administration Manager -- Fund Accounting, Administration      None
                        and Controllership Services since November 2008; Assistant
                        Treasurer of all of the Pioneer Funds since January 2009; and
                        Client Service Manager -- Institutional Investor Services at State
                        Street Bank from March 2003 to March 2007
------------------------------------------------------------------------------------------------------------------
Jean M. Bradley (58)    Chief Compliance Officer of Pioneer and of all the Pioneer Funds    None
                        since March 2010; Director of Adviser and Portfolio Compliance
                        at Pioneer since October 2005; and Senior Compliance Officer for Columbia Management Advisers, Inc. from October 2003 to
                        October 2005
------------------------------------------------------------------------------------------------------------------


50  Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

                           This page for your notes.


           Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10    51

                           This page for your notes.


52    Pioneer Multi-Asset Real Return Fund | Annual Report | 10/31/10

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176


Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com





This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.











ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Fees for audit services provided to the Fund, including fees associated with the filings to update its Form N-2 and issuance of comfort letters, totaled approximately $84,486 in 2010 and $47,800 in 2009.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no fees for audit-related or other services provided to the Fund during the fiscal years ended October 31, 2010 and 2009.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Fees for tax compliance services, primarily for tax returns, totaled approximately $16,580 for 2010 and $8,290 for 2009


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other services provided to the Fund during the fiscal years ended October 31, 2010 and 2009.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Funds audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended October 31, 2010 and 2009, there were no services provided to an affiliate that required the Funds audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately $16,580 in 2010 and $8,290 in 2009.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates
(as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VI


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 30, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 30, 2010


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 30, 2010

* Print the name and title of each signing officer under his or her signature.